PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.4%
Asset-Backed Securities 10.2%
Automobiles 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-03A, Class A, 144A	2.360%	03/20/26		1,000	$955,986
Hertz Vehicle Financing LP,
Series 2016-02A, Class A, 144A	2.950	03/25/22		914	882,704
Series 2018-01A, Class A, 144A	3.290	02/25/24		915	882,891
Series 2019-02A, Class A, 144A	3.420	05/25/25		1,830	1,736,584

OneMain Direct Auto Receivables Trust, Series 2017-02A, Class E, 144A	4.740	11/14/25		800	799,399
					5,257,564
Collateralized Loan Obligations 7.4%
AIG CLO Ltd., Series 2020-01A, Class A, 144A^	—(p)	05/22/29		3,000	3,000,000
Anchorage Capital Europe CLO (Ireland), Series 01X, Class A2	1.500	01/15/31	EUR	3,000	3,325,662
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	3.691(c)	01/20/32		7,000	6,950,574
Apres Static CLO Ltd. (Cayman Islands), Series 2020-01A, Class B, 144A, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	4.184(c)	04/15/28		9,130	9,047,269
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	277,155
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.270(c)	01/24/29		2,750	2,704,070
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	2.559(c)	10/15/32		2,000	1,965,282
BlueMountain Fuji CLO DAC (Ireland), Series 04A, Class B2, 144A	2.900	03/30/32	EUR	1,000	1,107,169
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	2.485(c)	01/17/28		500	480,373
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	3.385(c)	10/20/28		7,500	7,452,879

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A2, 144A	1.450%	05/22/32	EUR	1,500	$1,662,228
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	500	554,268
Elevation CLO Ltd. (Cayman Islands), Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 0.000%)	2.805(c)	04/18/27		6,000	5,912,053
Ellington CLO Ltd. (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	3.059(c)	04/15/29		2,000	1,943,837
Hayfin Emerald CLO DAC (Ireland), Series 02A, Class B2, 144A	2.650	05/27/32	EUR	1,000	1,107,680
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	2.760(c)	10/20/29		750	717,489
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.085(c)	10/20/31		500	489,600
MidOcean Credit CLO (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.255(c)	07/19/28		3,250	3,173,577
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.027(c)	02/20/31		250	241,624
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	2.433(c)	10/23/32		9,250	8,880,195
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.999(c)	07/15/31		500	484,235
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.219(c)	04/15/29		1,000	984,954

OCP CLO Ltd. (Cayman Islands), Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	2.465(c)	07/20/32		5,000	4,941,190
OZLM Ltd. (Cayman Islands), Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.035(c)	10/20/31		250	244,686
SCOF Ltd. (Cayman Islands), Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	2.399(c)	07/15/28		3,250	3,211,620

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	2.174%(c)	05/07/31		500	$472,479
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	1.482(c)	08/15/30		14,000	13,655,408
St Paul’s CLO DAC (Ireland),
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	7,500	8,104,913
Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	554,114

Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	2.809(c)	01/15/31		1,750	1,656,002
TCW CLO Ltd. (Cayman Islands), Series 2020-01A, Class B, 144A, 3 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	4.360(c)	04/20/28		5,000	4,951,920
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.619(c)	07/15/27		250	242,480
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.085(c)	10/18/31		650	636,380

Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	3.409(c)	07/15/31		500	483,308
					101,616,673
Consumer Loans 0.3%
OneMain Financial Issuance Trust,
Series 2017-01A, Class C, 144A	3.350	09/14/32		100	94,251
Series 2018-01A, Class C, 144A	3.770	03/14/29		1,000	925,282
Oportun Funding LLC,
Series 2017-B, Class B, 144A	4.260	10/10/23		250	236,774
Series 2018-B, Class B, 144A	4.500	07/08/24		250	227,745
Series 2018-C, Class A, 144A	4.100	10/08/24		1,000	971,000
Series 2018-C, Class C, 144A	5.520	10/08/24		500	407,413
Series 2019-A, Class B, 144A	3.870	08/08/25		1,100	940,965

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.018%(c)	02/25/23		100	$89,252
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.818(c)	08/25/25		200	175,951
					4,068,633
Home Equity Loans 0.0%
New Century Home Equity Loan Trust, Series 2003-06, Class M1, 1 Month LIBOR + 1.080% (Cap 12.500%, Floor 0.720%)	1.248(c)	01/25/34		98	94,107
Other 0.7%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.518(c)	04/25/23		380	332,350
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.968(c)	06/25/24		10,600	8,693,144
					9,025,494
Residential Mortgage-Backed Securities 0.4%
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58		577	583,388
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		309	309,496
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		418	414,300
Series 2019-GS04, Class A1, 144A	3.438	05/25/59		1,171	1,150,740
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54		255	248,656

LSFVT, Series 2019-01, 1 Month LIBOR + 2.000%^	2.370(c)	05/02/22		2,218	2,151,260
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	733	754,229
Towd Point Mortgage Trust, Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		294	309,033
					5,921,102

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loans 1.0%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	— %(p)	10/25/48		2,123	$148,617
SoFi Alternative Trust,
Series 2019-D, Class 1PT, 144A	2.460(cc)	01/16/46		3,460	3,559,431
Series 2019-F, Class PT1, 144A	2.793(cc)	02/15/45		5,513	5,519,105

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.737(c)	11/29/24		3,046	3,042,338
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)^	4.434(c)	11/29/24		2,250	2,250,000
					14,519,491

Total Asset-Backed Securities (cost $143,745,213)					140,503,064
Bank Loans 2.0%
Building Materials 1.2%
Clay Holdco BV (Netherlands),
Facility B Loan, 3 Month EURIBOR + 5.000% (Cap N/A, Floor 0.000%)	5.000(c)	10/30/26	EUR	2,000	2,112,796
Term Loan, 3 Month EURIBOR + 9.000% (Cap N/A, Floor 0.000%)	9.000(c)	10/30/27	EUR	2,000	2,112,796

Hestiafloor 2 SASU (France), Term Loan	—(p)	03/05/27		11,800	12,509,153
					16,734,745
Chemicals 0.1%
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%^	4.363(c)	06/26/25		993	937,841
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.863(c)	06/26/26		600	501,974
					1,439,815

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Computers 0.1%
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500%(c)	09/29/25		1,250	$1,243,750
Foods 0.2%
Froneri Finco SARL (United Kingdom), Second Lien Facility (EUR) Loan, 6 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)	5.750(c)	01/31/28	EUR	2,400	2,497,612
Oil & Gas 0.1%
Chesapeake Energy Corp., Class A Loan, 2 Month LIBOR + 8.000%	9.000(c)	06/24/24		2,275	1,171,625
Retail 0.2%
Stonegate Pub Co. Ltd., Term Loan^	—(p)	03/04/28		3,600	3,290,040
Telecommunications 0.1%
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.450(c)	10/10/24		992	805,487

Total Bank Loans (cost $30,176,701)					27,183,074
Commercial Mortgage-Backed Securities 12.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		100	79,567
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		100	76,465
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4	2.661	08/15/52		12,000	12,528,240
Series 2019-C04, Class XB, IO	1.148(cc)	08/15/52		43,170	3,696,902
BBCMS Mortgage Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36		250	154,139
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		250	209,271
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.632(c)	03/15/37		450	400,718
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.834(c)	10/15/36		5,016	4,696,022

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust, (cont’d.)
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.684%(c)	12/15/36	10,850	$9,996,137

CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	12,000	12,600,406
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.745(cc)	01/10/36	3,700	3,391,483
Commercial Mortgage Trust, Series 2019-GC44, Class A4	2.698	08/15/57	10,000	10,593,324
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.334(c)	05/15/36	5,000	4,649,143
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.834(c)	05/15/36	2,100	1,933,205

Credit Suisse Mortgage Trust, Series 2017-LSTK, Class E, 144A	3.331(cc)	04/05/33	250	225,979
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A3	2.956	01/15/49	992	993,981
Series 2018-CX11, Class A3	4.095	04/15/51	500	540,313
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.884(c)	05/15/35	93	85,426
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.184(c)	05/15/35	325	297,357
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	250	224,929
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	250	210,452
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.364(cc)	03/25/26	1,134	73,103
Series K066, Class X1, IO	0.751(cc)	06/25/27	7,453	328,304
Series K103, Class X1, IO	0.757(cc)	11/25/29	150,057	7,450,854
Series KC02, Class X1, IO	0.374(cc)	03/25/24	87,959	1,149,938

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	175	165,722
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR06, Class A3	2.795	11/13/52	20,000	21,229,304
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	3,325	3,138,548

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP02, Class A3	2.559%	08/15/49		500	$516,562
MAD Commercial Mortgage Trust, Series 2019-650M, Class A, 144A	3.575(cc)	12/12/34		10,385	8,241,303
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		7,125	6,024,352
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177	11/10/36		17,100	12,885,349
Series 2019-MEAD, Class XA, IO, 144A	0.010(cc)	11/10/36		297,065	606,726

Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, IO, 144A	—(p)	06/15/33		184,540	1,753
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.122(c)	01/23/29	GBP	450	543,729
UBS Commercial Mortgage Trust,
Series 2018-C15, Class A4	4.341	12/15/51		7,150	8,253,469
Series 2019-C17, Class A3	2.669	10/15/52		16,000	16,555,550

Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A4	4.152	08/15/51		9,000	10,368,927

Total Commercial Mortgage-Backed Securities (cost $170,294,358)					165,116,952
Corporate Bonds 43.5%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		125	75,244
Aerospace & Defense 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27		1,035	968,346
Sr. Unsec’d. Notes	3.825	03/01/59		1,500	1,229,642
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		600	367,721
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		200	121,507
Sr. Unsec’d. Notes, 144A	7.875	04/15/27(a)		8,525	5,052,946
Sr. Unsec’d. Notes, 144A	8.750	12/01/21		1,750	1,271,338

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.400%	02/01/27	1,040	$947,499
				9,958,999
Agriculture 0.3%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	1,100	1,159,713
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	3,150	3,098,059
				4,257,772
Airlines 0.3%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.625	03/15/22	1,070	970,378
Sr. Unsec’d. Notes	3.750	10/28/29	1,720	1,333,876

Southwest Airlines Co., Sr. Unsec’d. Notes	5.250	05/04/25	1,545	1,562,714
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	460	405,867
				4,272,835
Apparel 0.1%
Hanesbrands, Inc., Gtd. Notes, 144A	5.375	05/15/25(a)	835	858,822
Auto Manufacturers 0.8%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100	04/12/21	80	80,972
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	45	35,508
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.350	11/01/22	2,080	1,974,387
Sr. Unsec’d. Notes	4.271	01/09/27	2,500	2,282,353
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	80	83,133
Sr. Unsec’d. Notes	6.800	10/01/27	1,810	2,060,696

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.900%	02/26/25		3,900	$3,779,550
					10,296,599
Auto Parts & Equipment 0.7%
Adient Global Holdings Ltd.,
Gtd. Notes	3.500	08/15/24	EUR	200	193,149
Gtd. Notes, 144A	4.875	08/15/26		850	714,133

Adient US LLC, Sr. Sec’d. Notes, 144A	7.000	05/15/26		400	411,621
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25(a)		275	261,746
Gtd. Notes	6.250	03/15/26		2,350	2,209,239
Gtd. Notes	6.500	04/01/27(a)		1,350	1,262,306

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26(a)		1,700	1,088,835
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25		250	247,688
Gtd. Notes, 144A	6.500	06/01/26(a)		1,175	1,186,932

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27(a)		925	888,936
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes	4.750	01/23/25(a)		1,285	1,218,997
					9,683,582
Banks 8.2%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22		1,020	1,024,090
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875	04/25/21		1,793	1,769,635
Banco Santander SA (Spain), Sr. Unsec’d. Notes	2.706	06/27/24		2,400	2,484,788
Bank Mandiri Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes, EMTN	3.750	04/11/24		475	477,720
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100(ff)	–(rr)		110	116,468
Jr. Sub. Notes, Series DD	6.300(ff)	–(rr)		1,600	1,760,341
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)		5,800	5,648,356

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes	2.592%(ff)	04/29/31		2,820	$2,898,551
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		2,450	2,571,415
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		1,000	1,075,861
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50		750	923,886
Sub. Notes, MTN	4.250	10/22/26		460	516,494
Sub. Notes, MTN	4.450	03/03/26		1,820	2,048,073
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	6.750	10/31/23(a)	EUR	1,660	1,667,053
Sr. Unsec’d. Notes, 144A	6.375	07/15/26	EUR	660	630,594
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25		600	638,867
Sr. Unsec’d. Notes	4.610(ff)	02/15/23		775	810,915
Sr. Unsec’d. Notes	4.950	01/10/47(a)		1,220	1,506,988
Sub. Notes	4.836	05/09/28		1,270	1,369,853
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	4.400	08/14/28		400	453,822
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31(a)		2,020	2,080,062

CIT Group, Inc., Sub. Notes	6.125	03/09/28		150	153,524
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	–(rr)		975	912,948
Jr. Sub. Notes, Series V	4.700(ff)	–(rr)		4,850	4,233,779
Sr. Unsec’d. Notes	2.976(ff)	11/05/30		8,950	9,285,113

Corp. Financiera de Desarrollo SA (Peru), Sr. Unsec’d. Notes, 144A	4.750	02/08/22		1,200	1,248,284
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		1,100	1,184,503
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22		1,795	1,812,760
Sr. Unsec’d. Notes, 144A	5.000	01/12/22		200	208,999

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	4.250	02/04/21		2,500	2,518,720
Development Bank of the Republic of Belarus JSC (Belarus),
Sr. Unsec’d. Notes	6.750	05/02/24		2,020	1,967,887
Sr. Unsec’d. Notes, 144A	6.750	05/02/24		1,200	1,169,042

Discover Bank, Sr. Unsec’d. Notes	2.700	02/06/30		3,275	3,137,401

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.850%	01/26/27	150	$164,445
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,300	1,468,620

Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375	02/04/30	2,400	2,180,897
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.973(ff)	05/22/30(a)	2,000	2,183,683
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)	8,150	7,653,196
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.230(c)	–(rr)	61	54,629
Jr. Sub. Notes, Series Q	5.150(ff)	–(rr)	1,934	1,853,670
Jr. Sub. Notes, Series R	6.000(ff)	–(rr)	120	120,285
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	95	103,651
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,750	4,231,296
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	2,925	3,417,205
Sub. Notes	2.956(ff)	05/13/31	1,195	1,231,487

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.900	03/12/24	200	213,401
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	4,215,834
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	6,429,222
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51	2,500	3,590,213
Sub. Notes, GMTN	4.350	09/08/26	2,000	2,268,973
Sub. Notes, MTN	3.950	04/23/27	1,750	1,944,882

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625	09/29/22	1,060	1,101,263
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.445(ff)	05/08/30	300	338,463
Sr. Unsec’d. Notes	4.519(ff)	06/25/24(a)	1,300	1,392,493

State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	280	295,359
Truist Financial Corp., Jr. Sub. Notes, Series N	4.800(ff)	–(rr)	710	678,074
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.125	09/24/25	510	567,112

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950%	10/17/22	2,240	$2,388,627
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	3,176,698
				113,570,470
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	1,320	1,653,457
Building Materials 0.6%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.450	11/19/29	1,195	1,116,475
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	8.000	04/15/26(a)	1,900	1,823,319
Griffon Corp., Gtd. Notes	5.750	03/01/28(a)	1,625	1,607,895
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28(a)	895	905,943
Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	600	578,881
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24(a)	1,700	1,714,322
				7,746,835
Chemicals 2.1%
Alpek SAB de CV (Mexico), Gtd. Notes	4.500	11/20/22	1,413	1,450,016
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23	1,825	1,819,495
Braskem Idesa SAPI (Mexico), Sr. Sec’d. Notes, 144A	7.450	11/15/29	3,110	2,796,798
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	5.875	01/31/50	925	801,477
CF Industries, Inc.,
Gtd. Notes	5.375	03/15/44	1,600	1,734,258
Sr. Sec’d. Notes, 144A	4.500	12/01/26	100	108,750

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Chemours Co. (The),
Gtd. Notes	5.375%	05/15/27(a)		1,675	$1,508,409
Gtd. Notes	6.625	05/15/23		925	929,741
Gtd. Notes	7.000	05/15/25(a)		875	855,834
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	3.500	07/19/22		200	204,505
Gtd. Notes	4.125	03/14/21		850	861,913

Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	2,705	2,717,238
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250	11/15/41		220	259,807
Eurochem Finance DAC (Switzerland), Gtd. Notes, 144A	5.500	03/13/24		1,390	1,523,508
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27(a)		1,500	1,352,677
LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49(a)		1,280	1,358,008
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27		1,700	1,442,229
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45		625	757,805
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		200	169,765
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		850	700,415
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		815	865,339
Sr. Unsec’d. Notes	3.450	08/01/25		10	10,908

Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Gtd. Notes	6.500	10/01/26	EUR	3,000	3,296,771
Syngenta Finance NV (Switzerland), Gtd. Notes	5.182	04/24/28		285	290,661
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		625	535,718
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25		235	223,056

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Tronox, Inc., Gtd. Notes, 144A	6.500%	04/15/26(a)		325	$308,716
Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30		430	428,775
					29,312,592
Commercial Services 1.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		1,491	1,575,101
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	560,300
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	92,150
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25		605	635,166
La Financiere Atalian SASU (France), Gtd. Notes	5.125	05/15/25	EUR	1,800	1,220,882
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		350	368,773
Loxam SAS (France),
Sr. Sub. Notes	4.500	04/15/27	EUR	2,650	2,326,803
Sr. Sub. Notes	5.750	07/15/27(a)	EUR	2,900	2,575,316

PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850	10/01/29		1,790	1,938,983
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A	8.250	11/15/26		2,000	2,196,772
Sr. Sec’d. Notes	4.500	05/15/26	EUR	1,575	1,835,745
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	1,000	1,191,009

Techem Verwaltungsgesellschaft 674 mbH (Germany), Sr. Sec’d. Notes	6.000	07/30/26	EUR	950	1,068,119
United Rentals North America, Inc.,
Gtd. Notes	4.000	07/15/30(a)		1,700	1,656,784
Gtd. Notes	5.250	01/15/30		2,800	2,926,183
					22,168,086

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Computers 0.5%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750%	09/01/26		3,300	$3,310,481
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		639	562,345
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24(a)		3,175	3,225,702
HT Global IT Solutions Holdings Ltd. (India), Sr. Sec’d. Notes	7.000	07/14/21		200	177,657
					7,276,185
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25		1,000	978,945
Diversified Financial Services 1.6%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	200	223,494
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24		2,930	2,973,673
Charles Schwab Corp. (The), Jr. Sub. Notes, Series G	5.375(ff)	–(rr)		3,000	3,149,145
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	4.150	01/23/30		350	351,787
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27		800	738,129
Gtd. Notes, 144A	8.125	07/15/23		1,600	1,630,653
Gtd. Notes, 144A	9.125	07/15/26		3,445	3,513,427

Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24		75	64,372
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	833,974
Springleaf Finance Corp., Gtd. Notes	6.625	01/15/28		1,250	1,193,451
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30		6,525	6,693,770
					21,365,875

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric 2.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875%	12/13/21		650	$689,519
Calpine Corp.,
Sr. Unsec’d. Notes	5.750	01/15/25		4,725	4,836,221
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		4,000	4,059,538

Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes, 144A	3.375	09/15/29		295	299,856
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,581,120
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24		2,655	2,808,408
Jr. Sub. Notes, Series B	4.650(ff)	–(rr)		2,625	2,567,513
DTE Energy Co.,
Sr. Unsec’d. Notes	2.950	03/01/30		345	353,914
Sr. Unsec’d. Notes, Series C	3.400	06/15/29		650	690,618
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,500	2,456,709
Sr. Unsec’d. Notes	5.750	01/26/21		800	763,192
Sr. Unsec’d. Notes, 144A	5.750	01/26/21		2,040	1,946,141
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,075	1,873,848
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23(a)		2,050	1,883,582
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		560	514,539

FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27		85	95,307
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.950	11/10/21		825	779,822
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,275	1,248,349
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	680	663,077
Puget Energy, Inc., Sr. Sec’d. Notes, 144A	4.100	06/15/30		4,130	4,372,825
State Grid Overseas Investment 2016 Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22		300	307,053
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		405	424,771

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	3.550%	07/15/24		750	$762,895
Sr. Sec’d. Notes, 144A	3.700	01/30/27		3,105	3,149,045
					39,127,862
Electrical Components & Equipment 0.3%
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	2,200	2,468,718
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		550	550,000
Gtd. Notes, 144A	7.250	06/15/28		1,200	1,190,928
					4,209,646
Energy-Alternate Sources 0.3%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22		200	200,977
Azure Power Energy Ltd. (India), Sr. Sec’d. Notes	5.500	11/03/22		2,560	2,559,549
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		710	691,190
					3,451,716
Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125	03/15/27		1,250	1,335,090
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.450	06/04/29		690	638,997
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875	04/30/28(a)		1,080	932,833
					2,906,920
Entertainment 1.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25		3,925	1,011,531
Gtd. Notes	5.875	11/15/26		2,625	659,898

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250%	10/15/25(a)		3,550	$3,156,940
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes	6.750	11/01/21	EUR	300	156,990
Sr. Sec’d. Notes, 144A	7.625	11/01/21		1,200	566,046

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26(a)		2,800	2,405,615
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	2.375	04/15/28	EUR	1,625	1,571,179
Sr. Sec’d. Notes, 144A	6.500	02/15/25		1,475	1,522,456

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		200	152,022
Merlin Entertainments Ltd. (United Kingdom), Gtd. Notes, 144A	5.750	06/15/26(a)		1,500	1,446,459
Motion Bondco DAC (United Kingdom), Sr. Sec’d. Notes	4.500	11/15/27(a)	EUR	700	671,022
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27(a)		1,400	1,322,953
Pinewood Finance Co. Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	700	857,580
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21(a)		1,425	1,367,640
Gtd. Notes, 144A	7.000	05/15/28(a)		600	528,707
Gtd. Notes, 144A	7.250	11/15/29(a)		725	638,328
Gtd. Notes, 144A	8.250	03/15/26		200	183,585
					18,218,951
Foods 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	4.875	02/15/30		700	725,492
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	200	272,765
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes	5.750	06/15/25		280	287,395
Gtd. Notes, 144A	5.875	07/15/24		2,575	2,618,527

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500%	04/15/29		50	$54,413
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		25	25,942
Kraft Heinz Foods Co.,
Gtd. Notes, 144A	4.625	10/01/39		585	569,674
Gtd. Notes, 144A	4.875	10/01/49		1,317	1,300,416

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875	05/15/28		450	471,423
Picard Bondco SA (Luxembourg), Gtd. Notes	5.500	11/30/24(a)	EUR	3,820	4,105,977
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	100	105,465
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25		75	76,692
Gtd. Notes, 144A	5.875	09/30/27		50	52,080

Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100	09/28/48		630	803,526
					11,469,787
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		200	208,499
Sr. Unsec’d. Notes	5.750	05/20/27		1,300	1,376,731
Sr. Unsec’d. Notes	5.875	08/20/26		3,475	3,695,491
					5,280,721
Healthcare-Products 0.1%
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	775	822,153
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	400	435,429
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	295,582
					1,553,164

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services 1.4%
Anthem, Inc., Sr. Unsec’d. Notes	3.700%	09/15/49		1,090	$1,211,347
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	2.375	03/01/28	EUR	2,450	2,576,987
DaVita, Inc., Sr. Unsec’d. Notes, 144A	4.625	06/01/30		1,475	1,471,426
HCA, Inc.,
Gtd. Notes	3.500	09/01/30(a)		1,400	1,376,876
Gtd. Notes	5.375	02/01/25		300	329,413
Gtd. Notes	5.875	02/15/26		200	224,110

Humana, Inc., Sr. Unsec’d. Notes	3.125	08/15/29(a)		1,110	1,196,358
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	500	536,952
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27		1,400	1,321,263
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%	8.500	12/01/22(a)		1,800	1,578,282
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		1,750	1,894,768
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27		775	771,132
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	5.125	11/01/27		1,200	1,247,298
Sr. Unsec’d. Notes	6.750	06/15/23(a)		2,750	2,879,836
Sr. Unsec’d. Notes	7.000	08/01/25(a)		1,000	1,007,826
Sr. Unsec’d. Notes	8.125	04/01/22		25	26,376
					19,650,250
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22		300	306,577
Home Builders 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25		1,125	1,039,428

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Ashton Woods USA LLC/Ashton Woods Finance Co., (cont’d.)
Sr. Unsec’d. Notes, 144A	9.875%	04/01/27		1,325	$1,363,133
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		175	164,695
Gtd. Notes	6.750	03/15/25		500	503,991
Gtd. Notes	7.250	10/15/29		2,358	2,303,317
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30		1,325	1,122,658
Gtd. Notes, 144A	6.250	09/15/27		275	261,810
KB Home,
Gtd. Notes	6.875	06/15/27(a)		941	1,043,284
Gtd. Notes	7.500	09/15/22		100	109,239

M/I Homes, Inc., Gtd. Notes	5.625	08/01/25		250	245,722
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30		1,575	1,452,469
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27		275	283,806
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22		400	350,681
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25		500	506,108
Gtd. Notes, 144A	5.875	06/15/27		400	398,519
Gtd. Notes, 144A	6.000	09/01/23		1,250	1,260,880
Gtd. Notes, 144A	6.625	07/15/27		1,225	1,220,883
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24		350	345,621
Gtd. Notes, 144A	5.875	04/15/23		150	150,149
					14,126,393
Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	100	104,408
Insurance 0.4%
American International Group, Inc., Sr. Unsec’d. Notes(h)	4.500	07/16/44		2,518	2,817,085

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Markel Corp., Sr. Unsec’d. Notes	4.150%	09/17/50		2,000	$2,046,330
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44		75	93,204
WR Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50		1,075	1,118,214
					6,074,833
Internet 0.6%
Prosus NV (China), Sr. Unsec’d. Notes, 144A	3.680	01/21/30(a)		1,200	1,243,800
United Group BV (Netherlands),
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	1,150	1,210,586
Sr. Sec’d. Notes, 144A	3.625	02/15/28	EUR	5,100	5,320,877
					7,775,263
Iron/Steel 0.4%
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	9.875	10/17/25		725	755,082
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30		2,325	2,295,969
thyssenkrupp AG (Germany), Sr. Unsec’d. Notes	1.375	03/03/22	EUR	2,000	2,148,397
					5,199,448
Leisure Time 0.1%
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27		1,450	872,398
Lodging 0.2%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		255	241,313
Marriott International, Inc., Sr. Unsec’d. Notes	4.625	06/15/30		920	941,573
MGM Resorts International, Gtd. Notes	5.500	04/15/27		500	486,427

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125%	08/08/25	200	$210,509
Station Casinos LLC, Gtd. Notes, 144A	5.000	10/01/25	1,000	901,726
				2,781,548
Media 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375	06/01/29(a)	3,775	4,073,041
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	100	119,598
Sr. Sec’d. Notes	5.375	05/01/47	205	242,002
Sr. Sec’d. Notes	5.750	04/01/48	500	616,888
Sr. Sec’d. Notes	6.384	10/23/35	1,515	1,980,413
Sr. Sec’d. Notes	6.484	10/23/45	15	19,476
Sr. Sec’d. Notes	6.834	10/23/55	30	40,290

Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24(a)	4,089	3,751,986
Comcast Corp., Gtd. Notes(h)	3.450	02/01/50	955	1,060,977
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	4.600	08/15/47(a)	2,000	2,340,216
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(a)	3,940	2,374,299
Sr. Sec’d. Notes, 144A	5.375	08/15/26	1,000	793,962
Discovery Communications LLC,
Gtd. Notes	4.650	05/15/50(a)	850	905,333
Gtd. Notes	5.200	09/20/47	645	718,167
Gtd. Notes	5.300	05/15/49	2,220	2,496,119

DISH DBS Corp., Gtd. Notes	7.750	07/01/26(a)	2,070	2,148,060
iHeartCommunications, Inc.,
Gtd. Notes	8.375	05/01/27	2,150	2,012,152
Sr. Sec’d. Notes	6.375	05/01/26(a)	700	735,075

Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625	02/15/25(a)	1,100	1,122,003

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875%	03/15/26		50	$48,950
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.875	01/15/27	GBP	250	311,881
Sr. Sec’d. Notes	5.000	04/15/27	GBP	700	876,449
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	632,113

Ziggo Bond Co. BV (Netherlands), Gtd. Notes, 144A	3.375	02/28/30	EUR	2,400	2,530,914
					31,950,364
Mining 0.5%
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,710	1,933,565
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22		2,400	2,407,270
Newmont Corp., Gtd. Notes	2.800	10/01/29		1,075	1,119,230
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.000	08/15/40		760	746,568
Volcan Cia Minera SAA (Peru), Gtd. Notes	5.375	02/02/22		200	169,747
					6,376,380
Oil & Gas 4.3%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.000	01/15/25		2,700	2,587,586
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		150	137,058

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)		2,950	3,044
Antero Resources Corp.,
Gtd. Notes	5.375	11/01/21		1,825	1,633,417
Gtd. Notes	5.625	06/01/23		1,800	1,077,723
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		225	153,596

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	3,116	$2,727,143

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250	04/15/27(a)	1,600	1,452,860
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	1,250	1,213,321
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	343	341,113
Gtd. Notes, 144A	7.250	03/14/27	1,525	1,444,122

Concho Resources, Inc., Gtd. Notes	4.300	08/15/28	1,900	2,058,740
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24(a)	2,282	1,999,068
Gtd. Notes	4.375	01/15/28(a)	600	505,466

Diamondback Energy, Inc., Gtd. Notes	2.875	12/01/24	2,090	2,032,026
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	75	72,951
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	975	72,215
Gtd. Notes, 144A	7.375	05/15/24	686	40,289
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.510	03/07/22	100	107,526
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	1,710	2,622,501

Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200	06/01/23	200	217,291
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25	589	621,105
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	150	134,912
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	700	603,547

Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.400	04/15/29	1,500	1,416,515
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25	2,380	2,515,219
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	660	640,344
Sr. Unsec’d. Notes, 144A	7.125	02/01/27	1,400	1,273,439

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Nabors Industries, Inc., Gtd. Notes	5.750%	02/01/25		375	$116,250
Newfield Exploration Co., Gtd. Notes	5.375	01/01/26		1,580	1,399,710
Occidental Petroleum Corp., Sr. Unsec’d. Notes	2.600	08/13/21		430	413,689
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.750	01/14/25(a)	EUR	830	962,051
Gtd. Notes	5.375	10/01/29	GBP	350	417,251
Gtd. Notes	5.750	02/01/29		25	25,108
Gtd. Notes	5.999	01/27/28(a)		570	579,173
Gtd. Notes	6.625	01/16/34	GBP	730	905,602
Gtd. Notes	7.375	01/17/27		920	1,005,143
Gtd. Notes	8.750	05/23/26		850	995,094
Gtd. Notes, 144A	5.093	01/15/30		13	12,478
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,095	2,712,874
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	500	511,892
Gtd. Notes	6.350	02/12/48		276	204,258
Gtd. Notes	6.500	03/13/27		3,240	2,871,948
Gtd. Notes	6.500	01/23/29		100	86,022
Gtd. Notes	6.625	06/15/35		400	322,925
Gtd. Notes, 144A	6.490	01/23/27		1,059	937,440
Gtd. Notes, 144A	7.690	01/23/50		3,625	3,025,631
Gtd. Notes, EMTN	1.875	04/21/22	EUR	500	516,173
Gtd. Notes, EMTN	3.750	02/21/24	EUR	1,220	1,257,652
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	408,994
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,290	1,261,881
Gtd. Notes, MTN	4.625	09/21/23		370	353,042
Gtd. Notes, MTN	6.875	08/04/26		630	579,719
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		300	250,819
Gtd. Notes	5.000	03/15/23		1,600	1,446,063
Gtd. Notes	5.875	07/01/22		179	169,292
Gtd. Notes, 144A	9.250	02/01/26		4,500	4,243,111

Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24		450	385,271
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		200	217,969

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Sinopec Group Overseas Development 2016 Ltd. (China), Gtd. Notes	2.000%	09/29/21		200	$201,138
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		975	536,522
Gtd. Notes, 144A	8.000	02/01/27		825	451,231
					59,487,553
Packaging & Containers 0.5%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.75%	5.000	06/30/27	EUR	900	944,280
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.75%	5.000	06/30/27	EUR	3,600	3,777,121

Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	139,488
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	5.125	07/15/23		1,700	1,718,054
					6,578,943
Pharmaceuticals 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.700	05/14/45		715	851,550
Sr. Unsec’d. Notes, 144A	4.050	11/21/39		4,880	5,468,967
Sr. Unsec’d. Notes, 144A	4.550	03/15/35		1,375	1,604,463
Sr. Unsec’d. Notes, 144A	4.750	03/15/45		1,150	1,371,360

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		90	98,501
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		500	485,112
Gtd. Notes, 144A	5.250	01/30/30(a)		500	494,308
Gtd. Notes, 144A	6.125	04/15/25		3,050	3,103,579
Gtd. Notes, 144A	6.250	02/15/29(a)		1,250	1,281,579
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125	06/15/39		90	113,743
Sr. Unsec’d. Notes, 144A	4.350	11/15/47		45	58,616
Sr. Unsec’d. Notes, 144A(h)	5.000	08/15/45		225	309,856

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes	4.375%	10/15/28		115	$134,849
Gtd. Notes, 144A	3.400	03/01/27		40	43,870

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45		25	31,539
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25		200	148,616
Mylan, Inc., Gtd. Notes	5.400	11/29/43		3,000	3,388,436
Nidda BondCo GmbH (Germany),
Gtd. Notes	5.000	09/30/25	EUR	1,900	2,068,487
Gtd. Notes, 144A	5.000	09/30/25	EUR	100	108,868
					21,166,299
Pipelines 0.9%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21		1,825	1,788,583
Energy Transfer Operating LP,
Gtd. Notes	5.000	05/15/50		1,900	1,817,102
Gtd. Notes	5.300	04/15/47		5	4,908
Gtd. Notes	6.250	04/15/49		750	814,665
Jr. Sub. Notes, Series G	7.125(ff)	–(rr)		2,900	2,436,182
Enterprise Products Operating LLC,
Gtd. Notes	4.200	01/31/50		435	471,800
Gtd. Notes, Series D	4.875(ff)	08/16/77		400	350,028

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23		100	94,627
ONEOK, Inc., Gtd. Notes	4.950	07/13/47		25	23,792
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29(a)		1,600	1,501,476
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25		1,485	1,350,876
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		225	215,433

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	01/15/28	925	$829,919
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	82,212
				11,781,603
Real Estate 0.3%
Arabian Centres Sukuk Ltd. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	5.375	11/26/24	1,655	1,381,925
Franshion Development Ltd. (China), Gtd. Notes	6.750	04/15/21	400	411,893
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	1,350	1,263,022
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	1,400	1,234,041
				4,290,881
Real Estate Investment Trusts (REITs) 0.4%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350	09/01/24	745	676,464
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.250	07/15/26	800	815,560
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	09/01/26	75	73,675
Sabra Health Care LP, Gtd. Notes	4.800	06/01/24	230	225,771
Ventas Realty LP, Gtd. Notes	2.650	01/15/25	3,000	2,883,278
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	345	341,352
Gtd. Notes, 144A	4.625	12/01/29	510	507,972
				5,524,072

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 1.5%
AutoNation, Inc., Sr. Unsec’d. Notes	4.750%	06/01/30		1,880	$1,960,640
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22		1,475	143,030
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28(a)		1,700	1,920,807
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	1,100	1,152,221
Sr. Sec’d. Notes	6.250	10/30/25	EUR	1,200	1,330,046
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	1,000	1,047,473

Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500	05/01/21		1,000	814,647
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20		600	175,833
Sr. Unsec’d. Notes	8.625	06/15/20		1,475	455,783

Foodco Bondco SL (Spain), Sr. Sec’d. Notes	6.250	05/15/26(a)	EUR	1,235	1,100,583
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25		3,100	2,044,974
Sr. Unsec’d. Notes, 144A	6.750	10/15/24		350	282,625

L Brands, Inc., Gtd. Notes	5.625	10/15/23		200	190,255
Michaels Stores, Inc., Gtd. Notes, 144A	8.000	07/15/27(a)		2,650	2,158,941
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25(a)		3,550	3,467,907
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.750	03/01/25		375	373,545
Sr. Unsec’d. Notes	5.875	03/01/27		1,825	1,820,008
					20,439,318

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A	3.150%	05/01/27		675	$691,808
Gtd. Notes, 144A	3.400	05/01/30		875	908,857
					1,600,665
Software 0.0%
Microsoft Corp., Sr. Unsec’d. Notes	3.750	02/12/45		25	30,913
Telecommunications 3.1%
Altice France Holding SA (Luxembourg), Gtd. Notes, 144A	4.000	02/15/28	EUR	1,000	998,896
Altice France SA (France),
Sr. Sec’d. Notes	3.375	01/15/28	EUR	1,650	1,767,477
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	900	973,686
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	700	749,839
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27		25	27,350
Sr. Unsec’d. Notes	4.500	03/09/48		1,950	2,215,268
Sr. Unsec’d. Notes	4.550	03/09/49(a)		675	763,997
Sr. Unsec’d. Notes	4.900	08/15/37		1,400	1,645,852
Sr. Unsec’d. Notes	5.150	03/15/42		2,300	2,760,676
Sr. Unsec’d. Notes	5.350	09/01/40		325	404,870

CenturyLink, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39(a)		1,905	1,979,583
Deutsche Telekom AG (Germany), Sr. Unsec’d. Notes, 144A	3.625	01/21/50(a)		1,440	1,549,674
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia), Sr. Sec’d. Notes, 144A	8.750	05/25/24		2,000	1,901,166
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		1,375	629,752
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36		4,350	4,649,625
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23(d)		4,585	2,452,949
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125	06/01/23(d)		1,895	104,727

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Intrado Corp., Gtd. Notes, 144A	8.500%	10/15/25(a)	1,350	$973,401
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	3,000	3,042,250
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes	5.373	02/13/22	220	222,752
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32(a)	3,000	4,322,666
Sprint Corp., Gtd. Notes	7.875	09/15/23(a)	1,000	1,133,402
Telefonica Emisiones SA (Spain), Gtd. Notes	4.895	03/06/48(a)	1,325	1,551,734
T-Mobile USA, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/40	1,850	2,045,027
VEON Holdings BV (Netherlands), Sr. Unsec’d. Notes	3.950	06/16/21	450	456,344
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	2,948	3,016,441
				42,339,404
Transportation 0.1%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	108	123,459
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24	650	675,454
Union Pacific Corp., Sr. Unsec’d. Notes	3.750	02/05/70	825	903,237
				1,702,150

Total Corporate Bonds (cost $630,062,783)				599,854,728
Municipal Bonds 0.4%
Illinois 0.2%
State of Illinois, General Obligation Unlimited, Taxable, Pension	5.100	06/01/33	2,525	2,441,397

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 0.2%
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750%	07/01/53	700	$675,864
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	1,780	1,775,692
				2,451,556
Texas 0.0%
Texas Private Activity Bond Surface Transportation Corporation, Taxable, North Tarrant ExpressWay, Revenue Bonds, Series B	3.922	12/31/49	825	815,422

Total Municipal Bonds (cost $5,977,918)				5,708,375
Residential Mortgage-Backed Securities 6.9%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.768(c)	04/25/28	78	75,272
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.018(c)	10/25/28	213	204,550
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.618(c)	04/25/29	124	122,455
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.268(c)	07/25/29	771	757,998
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.768(c)	07/25/29	1,500	1,330,632
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.568(c)	10/25/29	1,824	1,791,596
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.168(c)	10/25/29	3,400	3,170,829

BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.372(cc)	09/15/21	15,295	14,724,129
CIM Trust,
Series 2017-05, Class A3, 144A	4.000(cc)	05/25/57	6,500	6,317,340
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	1,918	1,892,536
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.318(c)	09/25/31	6,554	6,406,110

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.268%(c)	10/25/39	2,600	$2,450,627
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.218(c)	01/25/40	3,300	2,961,748
Credit Suisse Mortgage Trust,
Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.663(c)	10/25/46	2,552	2,422,987
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.706(c)	09/25/45	6,353	6,050,988
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.868(c)	11/25/28	52	49,448
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.968(c)	04/25/29	90	86,099

Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.318(c)	10/25/30	1,200	1,163,893
Fannie Mae Interest Strip, Series 422, Class C7, IO	3.500	11/25/35	6,597	701,532
Fannie Mae REMICS, Series 2018-80, Class GC	3.500	10/25/48	1,500	1,704,372
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.818(c)	01/25/49	97	92,876
Freddie Mac Structured Agency Credit Risk Trust, Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.268(c)	03/25/50	280	237,300
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	10,836	10,391,131
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46	10,250	10,849,336
Series 2019-137, Class IO	3.000	11/20/49	9,040	1,181,807
Series 2019-159, Class IJ, IO	3.500	12/20/49	1,664	260,857
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.768(c)	10/25/28	53	51,090
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.818(c)	05/25/29	138	132,614

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.918%(c)	04/25/46		105	$101,019
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		1,124	1,104,803
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		5,859	5,642,540

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.673(c)	04/01/24		288	283,807
MRA Issuance Trust, Series 2019-03, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)^	2.034(c)	07/10/20		10,400	10,361,000
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.918(c)	01/25/48		283	276,520

Total Residential Mortgage-Backed Securities (cost $97,994,193)					95,351,841
Sovereign Bonds 6.2%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	9.500	11/12/25		2,360	1,608,842
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.375	01/15/23(a)	EUR	6,000	2,481,804
Sr. Unsec’d. Notes	3.875	01/15/22	EUR	1,000	416,607
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	155	60,865
Sr. Unsec’d. Notes	5.625	01/26/22		1,400	559,770
Sr. Unsec’d. Notes	6.875	04/22/21		900	366,750
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	1,594	758,308
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	3	1,306

Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		2,824	2,826,480
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes	4.250	01/26/23		690	609,744
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		1,300	1,312,482
Sr. Unsec’d. Notes	7.500	05/06/21		167	170,830
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		1,455	1,244,138

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.775%	01/23/28		700	$245,019
Sr. Unsec’d. Notes	8.750	06/02/23		260	107,900
Sr. Unsec’d. Notes	8.875	10/23/27		250	90,160
Sr. Unsec’d. Notes	10.750	03/28/22		860	379,502
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	170	179,795
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	840	877,841
Sr. Unsec’d. Notes, 144A, MTN	6.125	01/31/22		1,975	2,000,639
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	635	640,707
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,150	1,137,414
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes	7.875	03/26/27		400	376,737
Sr. Unsec’d. Notes, 144A	6.375	02/11/27		2,720	2,439,267
Sr. Unsec’d. Notes, 144A	8.125	01/18/26		1,200	1,166,991
Hellenic Republic Government Bond (Greece),
Bonds	3.500	01/30/23	EUR	75	89,243
Bonds	3.650(cc)	02/24/24	EUR	285	347,514
Bonds	3.650(cc)	02/24/25	EUR	925	1,143,127
Bonds	3.650(cc)	02/24/26	EUR	492	619,983
Bonds	3.650(cc)	02/24/27	EUR	79	100,448
Bonds	3.650(cc)	02/24/28	EUR	750	971,340
Bonds	3.650(cc)	02/24/29	EUR	216	281,058
Bonds	3.650(cc)	02/24/30	EUR	41	54,022
Bonds	3.650(cc)	02/24/31	EUR	158	209,878
Bonds	3.650(cc)	02/24/32	EUR	133	179,702
Bonds	3.650(cc)	02/24/33	EUR	210	286,309
Bonds	3.650(cc)	02/24/34	EUR	65	90,207
Bonds	3.650(cc)	02/24/35	EUR	230	321,719
Bonds	3.650(cc)	02/24/36	EUR	216	304,697
Bonds	3.650(cc)	02/24/37	EUR	335	475,658
Bonds	3.650(cc)	02/24/38	EUR	800	1,135,966
Bonds	3.650(cc)	02/24/39	EUR	1,060	1,525,090
Bonds	3.650(cc)	02/24/40	EUR	130	187,205
Bonds	3.900	01/30/33	EUR	1,000	1,400,728
Bonds	4.000	01/30/37	EUR	500	737,685
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	400	491,886

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	181,254

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900%	02/14/27	EUR	1,080	$1,114,461
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	144,986
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	860	950,146
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	468,586
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		740	667,542
Sr. Unsec’d. Notes	6.752	03/09/23		200	183,157
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		690	631,890
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,670	1,780,482
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		1,017	958,875
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	207,208
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	216,215

Lembaga Pembiayaan Ekspor Indonesia (Indonesia), Sr. Unsec’d. Notes, EMTN	3.875	04/06/24		801	815,594
Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.500	11/03/21		680	673,272
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		205	196,367
Sr. Unsec’d. Notes, 144A	7.625	11/21/25		2,410	2,308,508
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	3.875	03/08/22		1,550	1,477,158
Sr. Unsec’d. Notes, 144A	3.625	06/15/21		200	194,688

Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		2,615	3,030,416
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes	9.125	03/16/24		150	52,838
Sr. Unsec’d. Notes	10.875	01/26/21		313	117,580
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		150	53,006
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	980,768
Sr. Unsec’d. Notes	6.875	09/27/23		810	935,002
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	1,590	2,417,554
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		3,300	4,052,750

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875%	10/29/35	EUR	1,890	$2,213,087
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	740	923,854
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	250	292,736
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	318	377,706
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	200	249,690

Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	217,923
Serbia International Bond (Serbia), Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	1,142,900
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.875	07/25/22		650	393,265
Sr. Unsec’d. Notes	6.250	10/04/20		2,700	2,401,830
Sr. Unsec’d. Notes	6.250	07/27/21		700	493,522
Sr. Unsec’d. Notes, 144A	5.750	01/18/22		800	500,008
Sr. Unsec’d. Notes, 144A	6.250	10/04/20		405	360,275

Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes	5.625	12/05/22		2,360	2,234,397
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		220	222,225
Turkiye Ihracat Kredi Bankasi (Turkey),
Sr. Unsec’d. Notes	4.250	09/18/22		1,150	1,102,898
Sr. Unsec’d. Notes, 144A	5.000	09/23/21		240	241,111
Sr. Unsec’d. Notes, EMTN	5.375	02/08/21		440	442,369
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	—(p)	05/31/40		1,210	1,032,206
Sr. Unsec’d. Notes	7.750	09/01/20		305	304,778
Sr. Unsec’d. Notes	7.750	09/01/21		700	706,815
Sr. Unsec’d. Notes	7.750	09/01/22		100	101,011
Sr. Unsec’d. Notes	7.750	09/01/24		430	432,461
Sr. Unsec’d. Notes	8.994	02/01/24		200	208,600
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	2,645	2,394,888
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		1,485	1,483,921
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		3,550	3,585,900
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		520	524,811
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		650	677,950
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		2,100	2,256,158

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975%	04/20/55	500	$607,752

Total Sovereign Bonds (cost $95,476,311)				85,950,713
U.S. Government Agency Obligations 4.5%
Federal National Mortgage Assoc.	2.500	TBA	15,000	15,524,888
Federal National Mortgage Assoc.	3.000	TBA	22,500	23,615,930
Federal National Mortgage Assoc.	3.000	TBA	22,500	23,667,188

Total U.S. Government Agency Obligations (cost $62,788,184)				62,808,006
U.S. Treasury Obligations 9.7%
U.S. Treasury Bonds	1.125	05/15/40	550	544,320
U.S. Treasury Bonds	2.000	02/15/50	5,035	5,755,634
U.S. Treasury Bonds	2.875	05/15/43	2,890	3,762,419
U.S. Treasury Bonds	3.000	11/15/44	1,350	1,803,094
U.S. Treasury Bonds(h)(k)	3.000	05/15/45	8,465	11,336,487
U.S. Treasury Bonds(h)	3.125	02/15/43	14,715	19,885,943
U.S. Treasury Bonds	3.375	05/15/44	8,040	11,338,912
U.S. Treasury Bonds(k)	3.375	11/15/48	710	1,040,927
U.S. Treasury Bonds(k)	3.625	08/15/43	11,700	17,034,469
U.S. Treasury Bonds	3.625	02/15/44	1,305	1,905,504
U.S. Treasury Bonds(k)	3.750	11/15/43	3,900	5,789,672
U.S. Treasury Notes	1.250	08/31/24	240	250,012
U.S. Treasury Notes(k)	2.125	05/15/25	11,095	12,076,214
U.S. Treasury Notes(k)	2.250	11/15/25	4,860	5,353,594
U.S. Treasury Notes	2.250	02/15/27	16,640	18,590,000
U.S. Treasury Notes(k)	2.250	11/15/27	1,835	2,067,816
U.S. Treasury Notes(k)	2.375	08/15/24	1,710	1,860,827
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	525	384,644
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	219,314
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	1,185	934,021
U.S. Treasury Strips Coupon(k)	2.058(s)	02/15/39	1,200	940,125
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	2,435	1,895,686
U.S. Treasury Strips Coupon(k)	2.340(s)	02/15/43	7,190	5,111,360
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,247	1,567,809
U.S. Treasury Strips Principal(k)	2.046(s)	11/15/44	2,645	1,838,068
Total U.S. Treasury Obligations (cost $125,188,411)				133,286,871

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value
Common Stocks 0.0%
Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*	1,179	$9,137
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	677	155,710
Independent Power & Renewable Electricity Producers 0.0%
Vistra Energy Corp.	10,516	214,947
Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)	2,232	5,781

Total Common Stocks (cost $324,829)		385,575

Total Long-Term Investments (cost $1,362,028,901)		1,316,149,199

Short-Term Investments 15.7%
Affiliated Mutual Funds 15.7%
PGIM Core Ultra Short Bond Fund(w)	138,663,874	138,663,874
PGIM Institutional Money Market Fund (cost $77,949,994; includes $77,900,718 of cash collateral for securities on loan)(b)(w)	78,002,360	78,010,160

Total Affiliated Mutual Funds (cost $216,613,868)		216,674,034
Options Purchased*~ 0.0%
(cost $852)		43,523

Total Short-Term Investments (cost $216,614,720)		216,717,557
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 111.1% (cost $1,578,643,621)		1,532,866,756

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Value
Option Written*~ (0.1)%
(premiums received $275,500)	$(2,133,441)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 111.0% (cost $1,578,368,121)	1,530,733,315
Liabilities in excess of other assets(z) (11.0)%	(151,301,537)

Net Assets 100.0%	$1,379,431,778

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $36,944,041 and 2.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $76,142,075; cash collateral of $77,900,718 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of May 31, 2020.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		149	$3,237
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		362	7,428
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		719	14,806
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		720	15,293
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		145	2,759
Total Options Purchased (cost $852)								$43,523
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Put	BNP Paribas S.A.	06/17/20	$95.00	5.00%(Q)	CDX.NA.HY. 33.V1(Q)	95,000	$(2,133,441)
(premiums received $275,500)
Futures contracts outstanding at May 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,449	5 Year U.S. Treasury Notes	Sep. 2020	$182,030,625	$195,736
980	10 Year U.S. Ultra Treasury Notes	Sep. 2020	154,181,567	551,099
252	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	54,943,875	(77,688)
				669,147
Short Positions:
2,969	2 Year U.S. Treasury Notes	Sep. 2020	655,685,094	(177,106)
183	5 Year Euro-Bobl	Jun. 2020	27,454,256	74,037
69	5 Year Euro-Bobl	Sep. 2020	10,309,478	(10,784)
148	10 Year Euro-Bund	Jun. 2020	28,333,005	219,639
679	10 Year U.S. Treasury Notes	Sep. 2020	94,423,438	(209,186)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Futures contracts outstanding at May 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
398	20 Year U.S. Treasury Bonds	Sep. 2020	$70,993,250	$(207,803)
5	30 Year Euro Buxl	Jun. 2020	1,176,875	(4,001)
98	Euro Schatz Index	Jun. 2020	12,189,892	36,080
				(279,124)
				$390,023
Forward foreign currency exchange contracts outstanding at May 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	AUD	1,307	$841,000	$871,527	$30,527	$—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	3,233	2,124,000	2,155,024	31,024	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	2,071	1,355,000	1,380,670	25,670	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	1,406	924,000	937,504	13,504	—
Brazilian Real,
Expiring 06/02/20	Barclays Bank PLC	BRL	4,199	739,000	786,611	47,611	—
Expiring 06/02/20	BNP Paribas S.A.	BRL	6,034	1,081,000	1,130,514	49,514	—
Expiring 06/02/20	Citibank, N.A.	BRL	4,664	782,000	873,770	91,770	—
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	BRL	32,103	5,585,088	6,014,501	429,413	—
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	BRL	4,083	711,000	765,018	54,018	—
Expiring 06/02/20	UBS AG	BRL	2,894	500,000	542,199	42,199	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	4,603	868,000	861,018	—	(6,982)
British Pound,
Expiring 07/17/20	Barclays Bank PLC	GBP	1,287	1,606,000	1,589,637	—	(16,363)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	1,259	1,572,000	1,555,719	—	(16,281)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	1,005	1,250,000	1,240,932	—	(9,068)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	801	990,000	989,407	—	(593)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	3,114	$2,222,000	$2,261,389	$39,389	$—
Expiring 07/20/20	BNP Paribas S.A.	CAD	1,672	1,183,000	1,214,226	31,226	—
Expiring 07/20/20	Citibank, N.A.	CAD	4,387	3,128,000	3,186,308	58,308	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	4,149	2,955,000	3,013,730	58,730	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	2,034	1,447,000	1,477,176	30,176	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	1,782	1,274,000	1,294,638	20,638	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	1,558	1,119,000	1,131,670	12,670	—
Chilean Peso,
Expiring 06/17/20	BNP Paribas S.A.	CLP	2,307,987	2,828,000	2,883,443	55,443	—
Expiring 06/17/20	BNP Paribas S.A.	CLP	1,631,846	2,043,000	2,038,718	—	(4,282)
Expiring 06/17/20	Citibank, N.A.	CLP	2,826,208	3,472,000	3,530,873	58,873	—
Expiring 06/17/20	Citibank, N.A.	CLP	1,944,099	2,415,000	2,428,826	13,826	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	7,333,075	8,997,638	9,161,448	163,810	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	731,924	862,000	914,417	52,417	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	2,364,625	2,888,000	2,954,203	66,203	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	1,997,868	2,436,000	2,496,002	60,002	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	1,265,496	1,574,000	1,581,025	7,025	—
Chinese Renminbi,
Expiring 08/07/20	Citibank, N.A.	CNH	17,345	2,430,791	2,419,384	—	(11,407)
Colombian Peso,
Expiring 06/17/20	Citibank, N.A.	COP	2,416,593	595,000	646,739	51,739	—
Expiring 06/17/20	Citibank, N.A.	COP	2,122,956	529,000	568,155	39,155	—
Expiring 06/17/20	Goldman Sachs International	COP	7,775,658	2,076,000	2,080,956	4,956	—
Expiring 06/17/20	Goldman Sachs International	COP	6,940,041	1,861,000	1,857,324	—	(3,676)
Expiring 06/17/20	Goldman Sachs International	COP	5,382,880	1,307,000	1,440,590	133,590	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	2,834,755	747,000	758,650	11,650	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	2,056,442	$537,000	$550,354	$13,354	$—
Czech Koruna,
Expiring 07/17/20	Barclays Bank PLC	CZK	33,921	1,369,000	1,399,683	30,683	—
Expiring 07/17/20	Barclays Bank PLC	CZK	30,269	1,227,000	1,248,982	21,982	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	29,178	1,183,000	1,203,955	20,955	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	25,063	1,036,000	1,034,169	—	(1,831)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	18,659	766,000	769,933	3,933	—
Euro,
Expiring 07/17/20	Bank of America, N.A.	EUR	6,741	7,295,645	7,490,272	194,627	—
Expiring 07/17/20	Barclays Bank PLC	EUR	2,871	3,157,000	3,190,026	33,026	—
Expiring 07/17/20	BNP Paribas S.A.	EUR	1,170	1,280,000	1,299,640	19,640	—
Expiring 07/17/20	Citibank, N.A.	EUR	1,203	1,310,000	1,337,004	27,004	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	3,257	3,561,000	3,619,084	58,084	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	3,008	3,270,000	3,342,291	72,291	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	2,554	2,769,000	2,838,395	69,395	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	2,542	2,796,000	2,824,841	28,841	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	2,070	2,274,000	2,300,427	26,427	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	1,684	1,848,000	1,871,776	23,776	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	993	1,106,000	1,103,779	—	(2,221)
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	556,100	1,726,000	1,777,814	51,814	—
Expiring 07/17/20	Barclays Bank PLC	HUF	292,734	909,000	935,852	26,852	—
Expiring 07/17/20	Citibank, N.A.	HUF	959,194	2,975,000	3,066,477	91,477	—
Expiring 07/17/20	Goldman Sachs International	HUF	391,640	1,216,500	1,252,047	35,547	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	3,037,803	9,158,286	9,711,653	553,367	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	334,620	$1,033,000	$1,069,757	$36,757	$—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	473,985	1,469,000	1,515,297	46,297	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	129,975	405,500	415,521	10,021	—
Indian Rupee,
Expiring 06/17/20	BNP Paribas S.A.	INR	240,481	3,093,000	3,180,331	87,331	—
Expiring 06/17/20	Citibank, N.A.	INR	125,667	1,619,000	1,661,929	42,929	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	325,310	4,246,000	4,302,192	56,192	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	253,924	3,280,000	3,358,123	78,123	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	231,280	2,964,000	3,058,657	94,657	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	224,647	2,894,000	2,970,928	76,928	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	216,961	2,820,000	2,869,288	49,288	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	211,270	2,712,000	2,794,025	82,025	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	210,678	2,732,000	2,786,196	54,196	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	185,445	2,374,000	2,452,490	78,490	—
Indonesian Rupiah,
Expiring 06/17/20	Barclays Bank PLC	IDR	63,899,280	4,104,000	4,352,812	248,812	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	108,696,991	7,527,336	7,404,427	—	(122,909)
Expiring 06/17/20	BNP Paribas S.A.	IDR	43,326,773	3,014,267	2,951,415	—	(62,852)
Expiring 06/17/20	Goldman Sachs International	IDR	24,276,480	1,536,000	1,653,711	117,711	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	65,206,295	4,325,000	4,441,846	116,846	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	29,452,500	1,925,000	2,006,301	81,301	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	25,978,246	1,642,000	1,769,635	127,635	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	9,648,538	626,000	657,257	31,257	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	51,885,236	$3,629,607	$3,534,416	$—	$(95,191)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	43,195,217	2,834,332	2,877,225	42,893	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	36,253,938	2,402,514	2,414,868	12,354	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	23,307,200	1,544,546	1,552,488	7,942	—
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	11,237	3,099,000	3,200,884	101,884	—
Expiring 06/17/20	Barclays Bank PLC	ILS	8,643	2,413,000	2,461,956	48,956	—
Expiring 06/17/20	Barclays Bank PLC	ILS	6,917	1,921,000	1,970,202	49,202	—
Expiring 06/17/20	Barclays Bank PLC	ILS	4,275	1,211,000	1,217,704	6,704	—
Expiring 06/17/20	Barclays Bank PLC	ILS	3,990	1,122,296	1,136,626	14,330	—
Expiring 06/17/20	Barclays Bank PLC	ILS	3,891	1,105,000	1,108,461	3,461	—
Expiring 06/17/20	Barclays Bank PLC	ILS	3,434	966,150	978,043	11,893	—
Expiring 06/17/20	Citibank, N.A.	ILS	5,192	1,483,000	1,478,917	—	(4,083)
Expiring 06/17/20	Citibank, N.A.	ILS	4,479	1,277,000	1,275,805	—	(1,195)
Expiring 06/17/20	Citibank, N.A.	ILS	3,519	1,006,000	1,002,537	—	(3,463)
Expiring 06/17/20	Citibank, N.A.	ILS	3,410	965,000	971,258	6,258	—
Expiring 06/17/20	Citibank, N.A.	ILS	3,308	933,000	942,226	9,226	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ILS	10,914	3,133,000	3,108,917	—	(24,083)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	7,262	2,063,000	2,068,474	5,474	—
Expiring 06/17/20	UBS AG	ILS	8,298	2,255,000	2,363,717	108,717	—
Japanese Yen,
Expiring 07/17/20	Barclays Bank PLC	JPY	128,441	1,196,000	1,191,854	—	(4,146)
Expiring 07/17/20	BNP Paribas S.A.	JPY	161,981	1,510,000	1,503,077	—	(6,923)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	1,113,642	10,258,165	10,333,888	75,723	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	282,925	2,628,000	2,625,364	—	(2,636)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	95,778	889,000	888,762	—	(238)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	216,108	2,012,000	2,005,344	—	(6,656)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	JPY	147,767	1,360,000	1,371,180	11,180	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/17/20	BNP Paribas S.A.	MXN	31,321	$1,302,000	$1,408,502	$106,502	$—
Expiring 06/17/20	Citibank, N.A.	MXN	10,902	520,769	490,236	—	(30,533)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	54,443	2,419,000	2,448,277	29,277	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	35,314	1,508,000	1,588,066	80,066	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	25,422	1,106,000	1,143,233	37,233	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	23,154	1,007,000	1,041,240	34,240	—
New Taiwanese Dollar,
Expiring 06/17/20	BNP Paribas S.A.	TWD	27,285	921,782	910,987	—	(10,795)
Expiring 06/17/20	Goldman Sachs International	TWD	85,644	2,861,000	2,859,496	—	(1,504)
Expiring 06/17/20	Goldman Sachs International	TWD	53,094	1,779,000	1,772,719	—	(6,281)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	103,056	3,473,000	3,440,851	—	(32,149)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	93,828	3,143,000	3,132,742	—	(10,258)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	89,670	2,991,000	2,993,921	2,921	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	88,049	2,948,000	2,939,806	—	(8,194)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	83,370	2,797,000	2,783,576	—	(13,424)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	64,042	2,129,000	2,138,259	9,259	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	46,413	1,560,000	1,549,648	—	(10,352)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	39,110	1,315,000	1,305,804	—	(9,196)
New Zealand Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	3,034	1,851,000	1,882,691	31,691	—
Peruvian Nuevo Sol,
Expiring 06/17/20	Bank of America, N.A.	PEN	2,803	799,515	817,932	18,417	—
Expiring 06/17/20	Barclays Bank PLC	PEN	4,839	1,411,000	1,411,906	906	—
Expiring 06/17/20	BNP Paribas S.A.	PEN	7,642	2,244,000	2,229,727	—	(14,273)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/17/20	Citibank, N.A.	PEN	7,871	$2,345,000	$2,296,695	$—	$(48,305)
Expiring 06/17/20	Citibank, N.A.	PEN	6,695	1,950,000	1,953,357	3,357	—
Expiring 06/17/20	Citibank, N.A.	PEN	5,881	1,723,000	1,716,037	—	(6,963)
Expiring 06/17/20	Citibank, N.A.	PEN	5,323	1,573,000	1,553,127	—	(19,873)
Expiring 06/17/20	Citibank, N.A.	PEN	4,519	1,287,000	1,318,431	31,431	—
Expiring 06/17/20	Goldman Sachs International	PEN	7,993	2,262,380	2,332,219	69,839	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	6,199	1,824,000	1,808,673	—	(15,327)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PEN	5,298	1,540,000	1,545,707	5,707	—
Philippine Peso,
Expiring 06/17/20	Citibank, N.A.	PHP	174,845	3,462,283	3,461,409	—	(874)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	157,156	3,088,000	3,111,215	23,215	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	151,150	2,940,000	2,992,310	52,310	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	141,409	2,773,000	2,799,474	26,474	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	100,960	1,912,000	1,998,694	86,694	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	91,309	1,743,000	1,807,652	64,652	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	50,770	993,829	1,005,088	11,259	—
Polish Zloty,
Expiring 07/17/20	Barclays Bank PLC	PLN	6,562	1,592,000	1,635,792	43,792	—
Expiring 07/17/20	Citibank, N.A.	PLN	9,717	2,411,000	2,422,245	11,245	—
Expiring 07/17/20	Citibank, N.A.	PLN	8,797	2,190,000	2,193,079	3,079	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	7,976	1,924,000	1,988,252	64,252	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	9,336	2,336,000	2,327,276	—	(8,724)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	8,416	2,045,000	2,097,893	52,893	—
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	5,089	1,225,000	1,268,594	43,594	—
Expiring 07/17/20	UBS AG	PLN	21,283	5,093,069	5,305,646	212,577	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	133,235	$1,998,274	$1,887,194	$—	$(111,080)
Expiring 06/17/20	Barclays Bank PLC	RUB	100,795	1,338,000	1,427,705	89,705	—
Expiring 06/17/20	Barclays Bank PLC	RUB	75,346	972,000	1,067,232	95,232	—
Expiring 06/17/20	Barclays Bank PLC	RUB	70,428	938,000	997,566	59,566	—
Expiring 06/17/20	Barclays Bank PLC	RUB	54,539	768,000	772,506	4,506	—
Expiring 06/17/20	Barclays Bank PLC	RUB	54,368	765,000	770,093	5,093	—
Expiring 06/17/20	Barclays Bank PLC	RUB	48,032	651,000	680,351	29,351	—
Expiring 06/17/20	Citibank, N.A.	RUB	202,793	2,806,741	2,872,437	65,696	—
Expiring 06/17/20	Citibank, N.A.	RUB	72,654	1,008,000	1,029,096	21,096	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	359,984	5,004,821	5,036,983	32,162	—
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	2,571	1,799,000	1,819,852	20,852	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	3,969	2,804,000	2,809,712	5,712	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	3,847	2,710,000	2,723,236	13,236	—
Expiring 06/17/20	BNP Paribas S.A.	SGD	3,409	2,398,000	2,413,005	15,005	—
Expiring 06/17/20	Citibank, N.A.	SGD	5,921	4,177,000	4,190,840	13,840	—
Expiring 06/17/20	Citibank, N.A.	SGD	2,258	1,579,000	1,598,370	19,370	—
Expiring 06/17/20	Goldman Sachs International	SGD	4,805	3,384,000	3,401,103	17,103	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	7,581	5,362,000	5,366,395	4,395	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	6,796	4,905,972	4,810,856	—	(95,116)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	4,912	3,457,000	3,477,139	20,139	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	4,517	3,168,000	3,197,286	29,286	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	4,463	3,160,000	3,159,105	—	(895)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	2,614	1,840,000	1,849,996	9,996	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	2,273	1,610,000	1,608,877	—	(1,123)
South African Rand,
Expiring 06/17/20	Barclays Bank PLC	ZAR	49,386	2,827,000	2,808,224	—	(18,776)
Expiring 06/17/20	Barclays Bank PLC	ZAR	28,101	1,602,000	1,597,882	—	(4,118)
Expiring 06/17/20	Barclays Bank PLC	ZAR	25,028	1,438,000	1,423,151	—	(14,849)
Expiring 06/17/20	Barclays Bank PLC	ZAR	10,747	606,000	611,093	5,093	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/20	Citibank, N.A.	ZAR	81,997	$4,660,000	$4,662,623	$2,623	$—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	9,372	537,000	532,923	—	(4,077)
South Korean Won,
Expiring 06/17/20	Barclays Bank PLC	KRW	3,160,555	2,575,000	2,563,700	—	(11,300)
Expiring 06/17/20	Barclays Bank PLC	KRW	3,060,899	2,501,000	2,482,863	—	(18,137)
Expiring 06/17/20	Barclays Bank PLC	KRW	2,758,130	2,271,000	2,237,271	—	(33,729)
Expiring 06/17/20	Barclays Bank PLC	KRW	1,860,931	1,531,000	1,509,503	—	(21,497)
Expiring 06/17/20	Citibank, N.A.	KRW	2,198,715	1,804,000	1,783,499	—	(20,501)
Expiring 06/17/20	Goldman Sachs International	KRW	2,891,915	2,362,000	2,345,791	—	(16,209)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	3,816,342	3,115,000	3,095,645	—	(19,355)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	3,109,285	2,525,000	2,522,112	—	(2,888)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	2,049,382	1,664,000	1,662,367	—	(1,633)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	1,399,160	1,157,000	1,134,936	—	(22,064)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	2,432,363	1,972,000	1,973,024	1,024	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	1,769,114	1,445,000	1,435,025	—	(9,975)
Swedish Krona,
Expiring 07/15/20	Barclays Bank PLC	SEK	8,759	902,000	929,947	27,947	—
Expiring 07/15/20	Citibank, N.A.	SEK	31,763	3,215,000	3,372,383	157,383	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	27,204	2,755,000	2,888,382	133,382	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	25,051	2,661,000	2,659,815	—	(1,185)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	21,766	2,230,000	2,310,966	80,966	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	10,579	1,070,000	1,123,205	53,205	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	10,159	1,034,000	1,078,651	44,651	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	SEK	14,664	1,455,000	1,556,969	101,969	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 07/15/20	BNP Paribas S.A.	CHF	3,110	$3,222,000	$3,238,080	$16,080	$—
Expiring 07/15/20	BNP Paribas S.A.	CHF	1,615	1,687,000	1,681,686	—	(5,314)
Expiring 07/15/20	BNP Paribas S.A.	CHF	1,244	1,281,000	1,295,148	14,148	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	1,967	2,041,000	2,047,675	6,675	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	CHF	7,279	7,470,935	7,578,258	107,323	—
Thai Baht,
Expiring 06/17/20	Barclays Bank PLC	THB	132,437	4,055,000	4,163,069	108,069	—
Expiring 06/17/20	Barclays Bank PLC	THB	45,172	1,388,000	1,419,965	31,965	—
Expiring 06/17/20	Barclays Bank PLC	THB	37,651	1,150,000	1,183,533	33,533	—
Expiring 06/17/20	BNP Paribas S.A.	THB	93,171	2,847,000	2,928,763	81,763	—
Expiring 06/17/20	Citibank, N.A.	THB	65,490	2,052,000	2,058,620	6,620	—
Expiring 06/17/20	Goldman Sachs International	THB	62,903	1,922,000	1,977,319	55,319	—
Expiring 06/17/20	Goldman Sachs International	THB	41,860	1,279,000	1,315,852	36,852	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	80,967	2,489,000	2,545,147	56,147	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	57,711	1,766,000	1,814,109	48,109	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	54,144	1,652,000	1,701,989	49,989	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	49,856	1,533,000	1,567,196	34,196	—
Expiring 06/17/20	UBS AG	THB	38,319	1,205,000	1,204,531	—	(469)
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	15,162	2,183,000	2,210,487	27,487	—
Expiring 06/17/20	Barclays Bank PLC	TRY	10,255	1,441,000	1,495,124	54,124	—
Expiring 06/17/20	Barclays Bank PLC	TRY	10,244	1,464,000	1,493,541	29,541	—
Expiring 06/17/20	Barclays Bank PLC	TRY	7,261	1,005,000	1,058,657	53,657	—
Expiring 06/17/20	Barclays Bank PLC	TRY	6,378	915,000	929,915	14,915	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	3,897	547,000	568,184	21,184	—
				$483,076,031	$490,432,943	8,445,306	(1,088,394)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	10,520	$6,735,890	$7,012,141	$—	$(276,251)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	AUD	3,235	2,118,000	2,156,308	—	(38,308)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	AUD	1,186	749,000	790,734	—	(41,734)
Brazilian Real,
Expiring 06/02/20	Goldman Sachs International	BRL	34,087	6,100,405	6,386,116	—	(285,711)
Expiring 06/02/20	Morgan Stanley & Co. International PLC	BRL	19,891	3,515,422	3,726,498	—	(211,076)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	32,103	5,575,461	6,005,628	—	(430,167)
British Pound,
Expiring 07/17/20	BNP Paribas S.A.	GBP	970	1,209,000	1,198,745	10,255	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	16,247	20,103,469	20,069,415	34,054	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	3,152	3,844,000	3,893,756	—	(49,756)
Canadian Dollar,
Expiring 07/20/20	BNP Paribas S.A.	CAD	4,328	3,120,000	3,143,304	—	(23,304)
Expiring 07/20/20	Goldman Sachs International	CAD	2,642	1,877,000	1,918,827	—	(41,827)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	CAD	1,511	1,089,000	1,097,423	—	(8,423)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	31,923	22,989,581	23,185,660	—	(196,079)
Chilean Peso,
Expiring 06/17/20	Citibank, N.A.	CLP	5,054,192	5,990,508	6,314,365	—	(323,857)
Expiring 06/17/20	Citibank, N.A.	CLP	3,079,923	3,693,396	3,847,847	—	(154,451)
Expiring 06/17/20	Citibank, N.A.	CLP	2,075,163	2,437,000	2,592,568	—	(155,568)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	4,357,708	5,211,946	5,444,226	—	(232,280)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	3,400,761	4,021,000	4,248,681	—	(227,681)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CLP	744,982	889,000	930,730	—	(41,730)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	1,566,577	1,873,000	1,957,176	—	(84,176)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CLP	909,425	$1,067,000	$1,136,175	$—	$(69,175)
Expiring 06/17/20	UBS AG	CLP	1,480,545	1,781,000	1,849,693	—	(68,693)
Expiring 06/17/20	UBS AG	CLP	1,170,121	1,358,000	1,461,870	—	(103,870)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	7,333,075	8,998,742	9,167,122	—	(168,380)
Colombian Peso,
Expiring 06/17/20	BNP Paribas S.A.	COP	7,140,120	1,879,226	1,910,870	—	(31,644)
Expiring 06/17/20	BNP Paribas S.A.	COP	4,096,371	1,020,000	1,096,289	—	(76,289)
Expiring 06/17/20	Citibank, N.A.	COP	4,950,294	1,260,000	1,324,820	—	(64,820)
Expiring 06/17/20	Citibank, N.A.	COP	4,180,551	1,033,000	1,118,817	—	(85,817)
Expiring 06/17/20	Goldman Sachs International	COP	10,028,767	2,586,000	2,683,943	—	(97,943)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	8,714,283	2,233,000	2,332,155	—	(99,155)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	COP	4,765,024	1,191,000	1,275,237	—	(84,237)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	3,290,630	812,000	880,653	—	(68,653)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	2,937,585	831,000	786,169	44,831	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	COP	2,560,422	637,000	685,231	—	(48,231)
Expiring 06/17/20	UBS AG	COP	2,635,837	648,000	705,414	—	(57,414)
Expiring 06/17/20	UBS AG	COP	2,385,731	606,000	638,480	—	(32,480)
Czech Koruna,
Expiring 07/17/20	Goldman Sachs International	CZK	20,440	806,000	843,404	—	(37,404)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	220,260	8,762,723	9,088,565	—	(325,842)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK	18,826	743,000	776,831	—	(33,831)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	CZK	61,974	2,423,000	2,557,240	—	(134,240)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	CZK	50,011	1,995,000	2,063,586	—	(68,586)
Expiring 07/17/20	UBS AG	CZK	22,180	883,000	915,204	—	(32,204)
Euro,
Expiring 07/17/20	Barclays Bank PLC	EUR	20,110	21,800,937	22,345,877	—	(544,940)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/17/20	Barclays Bank PLC	EUR	13,352	$14,610,619	$14,836,738	$—	$(226,119)
Expiring 07/17/20	BNP Paribas S.A.	EUR	3,049	3,321,000	3,388,010	—	(67,010)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	13,017	14,197,086	14,464,723	—	(267,637)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	4,906	5,349,000	5,450,907	—	(101,907)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	3,623	3,910,000	4,025,842	—	(115,842)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	2,275	2,460,000	2,527,980	—	(67,980)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR	1,621	1,759,000	1,801,343	—	(42,343)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	13,017	14,191,881	14,464,725	—	(272,844)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	EUR	1,237	1,342,000	1,374,547	—	(32,547)
Expiring 12/02/20	Citibank, N.A.	EUR	26,277	29,793,639	29,286,276	507,363	—
Hungarian Forint,
Expiring 07/17/20	Barclays Bank PLC	HUF	519,636	1,582,000	1,661,243	—	(79,243)
Expiring 07/17/20	Barclays Bank PLC	HUF	461,608	1,391,000	1,475,728	—	(84,728)
Expiring 07/17/20	Barclays Bank PLC	HUF	406,166	1,233,000	1,298,486	—	(65,486)
Expiring 07/17/20	Barclays Bank PLC	HUF	399,999	1,221,000	1,278,770	—	(57,770)
Expiring 07/17/20	Barclays Bank PLC	HUF	282,098	861,000	901,848	—	(40,848)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	829,589	2,608,000	2,652,141	—	(44,141)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	785,352	2,443,991	2,510,718	—	(66,727)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	HUF	480,757	1,455,000	1,536,947	—	(81,947)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	HUF	517,070	1,567,000	1,653,038	—	(86,038)
Indian Rupee,
Expiring 06/17/20	BNP Paribas S.A.	INR	290,393	3,991,249	3,840,419	150,830	—
Expiring 06/17/20	BNP Paribas S.A.	INR	98,966	1,298,000	1,308,815	—	(10,815)
Expiring 06/17/20	Citibank, N.A.	INR	220,409	2,910,000	2,914,888	—	(4,888)
Expiring 06/17/20	Citibank, N.A.	INR	174,902	2,305,000	2,313,054	—	(8,054)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	208,770	2,744,000	2,760,965	—	(16,965)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	199,019	$2,613,000	$2,632,006	$—	$(19,006)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	183,486	2,397,000	2,426,576	—	(29,576)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	176,573	2,322,000	2,335,158	—	(13,158)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	172,673	2,275,000	2,283,575	—	(8,575)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	INR	161,574	2,132,000	2,136,793	—	(4,793)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	INR	220,037	2,880,000	2,909,960	—	(29,960)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	INR	172,346	2,277,000	2,279,259	—	(2,259)
Indonesian Rupiah,
Expiring 06/17/20	Barclays Bank PLC	IDR	45,173,646	2,823,000	3,077,224	—	(254,224)
Expiring 06/17/20	Barclays Bank PLC	IDR	35,629,000	2,200,000	2,427,044	—	(227,044)
Expiring 06/17/20	Barclays Bank PLC	IDR	20,300,950	1,270,000	1,382,898	—	(112,898)
Expiring 06/17/20	Barclays Bank PLC	IDR	14,981,876	1,042,000	1,020,564	21,436	—
Expiring 06/17/20	BNP Paribas S.A.	IDR	28,317,876	1,702,000	1,929,011	—	(227,011)
Expiring 06/17/20	BNP Paribas S.A.	IDR	25,371,594	1,474,000	1,728,310	—	(254,310)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	43,195,217	2,893,183	2,942,454	—	(49,271)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	43,072,392	2,903,000	2,934,087	—	(31,087)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	36,253,938	2,451,247	2,469,615	—	(18,368)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	32,876,878	2,209,000	2,239,569	—	(30,569)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	31,197,644	2,122,000	2,125,180	—	(3,180)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	14,522,135	981,000	989,246	—	(8,246)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	13,641,520	820,000	929,259	—	(109,259)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	11,798,865	747,000	803,737	—	(56,737)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	IDR	23,307,200	1,575,876	1,587,684	—	(11,808)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 06/17/20	Barclays Bank PLC	ILS	26,043	$6,797,000	$7,418,338	$—	$(621,338)
Expiring 06/17/20	BNP Paribas S.A.	ILS	3,858	1,100,777	1,099,057	1,720	—
Expiring 06/17/20	Citibank, N.A.	ILS	16,002	4,562,000	4,558,251	3,749	—
Expiring 06/17/20	Citibank, N.A.	ILS	7,649	2,142,000	2,178,710	—	(36,710)
Expiring 06/17/20	Citibank, N.A.	ILS	3,366	957,880	958,907	—	(1,027)
Expiring 06/17/20	Goldman Sachs International	ILS	11,976	3,396,120	3,411,368	—	(15,248)
Japanese Yen,
Expiring 07/17/20	Barclays Bank PLC	JPY	130,387	1,217,000	1,209,912	7,088	—
Expiring 07/17/20	BNP Paribas S.A.	JPY	180,435	1,695,000	1,674,326	20,674	—
Expiring 07/17/20	Citibank, N.A.	JPY	128,439	1,208,000	1,191,830	16,170	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	JPY	191,582	1,792,000	1,777,758	14,242	—
Mexican Peso,
Expiring 06/17/20	BNP Paribas S.A.	MXN	62,604	2,942,000	2,815,289	126,711	—
Expiring 06/17/20	BNP Paribas S.A.	MXN	52,709	2,662,000	2,370,279	291,721	—
Expiring 06/17/20	BNP Paribas S.A.	MXN	38,397	1,636,000	1,726,701	—	(90,701)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	MXN	18,093	730,000	813,655	—	(83,655)
Expiring 06/17/20	UBS AG	MXN	21,925	884,000	985,935	—	(101,935)
New Taiwanese Dollar,
Expiring 06/17/20	Goldman Sachs International	TWD	181,657	6,135,000	6,065,202	69,798	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TWD	182,780	6,148,000	6,102,687	45,313	—
Expiring 06/17/20	UBS AG	TWD	243,831	8,185,000	8,141,070	43,930	—
New Zealand Dollar,
Expiring 07/20/20	BNP Paribas S.A.	NZD	2,704	1,603,000	1,678,134	—	(75,134)
Expiring 07/20/20	BNP Paribas S.A.	NZD	1,404	852,000	871,075	—	(19,075)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	7,065	4,237,097	4,384,518	—	(147,421)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	2,089	1,264,000	1,296,713	—	(32,713)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	1,820	1,105,000	1,129,695	—	(24,695)
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	NZD	1,435	876,000	890,716	—	(14,716)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	NZD	1,417	842,000	879,273	—	(37,273)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 07/15/20	Barclays Bank PLC	NOK	8,855	$862,000	$911,247	$—	$(49,247)
Expiring 07/15/20	Citibank, N.A.	NOK	6,631	645,000	682,361	—	(37,361)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	NOK	28,025	2,884,000	2,883,987	13	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	NOK	14,702	1,438,000	1,512,956	—	(74,956)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	NOK	10,104	984,000	1,039,768	—	(55,768)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	NOK	9,795	945,000	1,008,010	—	(63,010)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	NOK	42,823	4,081,327	4,406,836	—	(325,509)
Peruvian Nuevo Sol,
Expiring 06/17/20	Citibank, N.A.	PEN	25,828	7,518,766	7,536,097	—	(17,331)
Philippine Peso,
Expiring 06/17/20	Barclays Bank PLC	PHP	111,783	2,212,000	2,212,974	—	(974)
Expiring 06/17/20	Barclays Bank PLC	PHP	88,092	1,730,000	1,743,948	—	(13,948)
Expiring 06/17/20	Barclays Bank PLC	PHP	75,110	1,480,000	1,486,951	—	(6,951)
Expiring 06/17/20	Citibank, N.A.	PHP	129,973	2,551,000	2,573,067	—	(22,067)
Expiring 06/17/20	Citibank, N.A.	PHP	122,745	2,417,000	2,429,979	—	(12,979)
Expiring 06/17/20	Citibank, N.A.	PHP	98,148	1,932,000	1,943,025	—	(11,025)
Expiring 06/17/20	Goldman Sachs International	PHP	111,922	2,215,000	2,215,713	—	(713)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	139,318	2,746,000	2,758,082	—	(12,082)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	136,941	2,704,000	2,711,015	—	(7,015)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	134,291	2,626,000	2,658,557	—	(32,557)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	114,829	2,258,000	2,273,277	—	(15,277)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	110,203	2,192,000	2,181,683	10,317	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	109,215	2,155,000	2,162,135	—	(7,135)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	106,515	2,096,000	2,108,666	—	(12,666)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	103,946	2,049,000	2,057,813	—	(8,813)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	PHP	64,555	$1,265,000	$1,277,994	$—	$(12,994)
Expiring 09/16/20	Citibank, N.A.	PHP	174,845	3,439,331	3,438,935	396	—
Polish Zloty,
Expiring 07/17/20	Barclays Bank PLC	PLN	7,999	1,910,000	1,994,116	—	(84,116)
Expiring 07/17/20	Barclays Bank PLC	PLN	7,158	1,702,000	1,784,432	—	(82,432)
Expiring 07/17/20	Barclays Bank PLC	PLN	5,614	1,326,000	1,399,560	—	(73,560)
Expiring 07/17/20	Barclays Bank PLC	PLN	5,017	1,197,000	1,250,680	—	(53,680)
Expiring 07/17/20	Barclays Bank PLC	PLN	3,739	887,000	932,098	—	(45,098)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	4,733	1,126,000	1,179,755	—	(53,755)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	PLN	3,807	903,000	948,925	—	(45,925)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	7,540	1,810,000	1,879,736	—	(69,736)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	7,000	1,667,000	1,745,002	—	(78,002)
Expiring 07/17/20	Morgan Stanley & Co. International PLC	PLN	5,055	1,214,000	1,260,168	—	(46,168)
Expiring 07/17/20	UBS AG	PLN	4,801	1,149,000	1,196,935	—	(47,935)
Expiring 07/17/20	UBS AG	PLN	3,680	880,000	917,382	—	(37,382)
Russian Ruble,
Expiring 06/17/20	Barclays Bank PLC	RUB	49,524	612,000	701,473	—	(89,473)
Expiring 06/17/20	Barclays Bank PLC	RUB	42,697	573,000	604,779	—	(31,779)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	RUB	359,984	5,061,646	5,098,964	—	(37,318)
Singapore Dollar,
Expiring 06/17/20	Barclays Bank PLC	SGD	3,619	2,540,000	2,561,796	—	(21,796)
Expiring 06/17/20	Barclays Bank PLC	SGD	3,586	2,503,000	2,538,080	—	(35,080)
Expiring 06/17/20	BNP Paribas S.A.	SGD	6,072	4,205,000	4,297,718	—	(92,718)
Expiring 06/17/20	BNP Paribas S.A.	SGD	4,310	3,044,000	3,050,710	—	(6,710)
Expiring 06/17/20	Citibank, N.A.	SGD	7,754	5,582,000	5,488,550	93,450	—
Expiring 06/17/20	Citibank, N.A.	SGD	2,575	1,822,000	1,822,961	—	(961)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	SGD	5,843	4,101,000	4,136,125	—	(35,125)
South African Rand,
Expiring 06/17/20	Bank of America, N.A.	ZAR	40,269	2,194,000	2,289,814	—	(95,814)
Expiring 06/17/20	Bank of America, N.A.	ZAR	27,748	1,461,000	1,577,831	—	(116,831)
Expiring 06/17/20	Barclays Bank PLC	ZAR	20,738	1,086,000	1,179,241	—	(93,241)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/20	Barclays Bank PLC	ZAR	12,752	$691,000	$725,107	$—	$(34,107)
Expiring 06/17/20	Barclays Bank PLC	ZAR	11,223	589,000	638,197	—	(49,197)
Expiring 06/17/20	BNP Paribas S.A.	ZAR	29,050	1,777,000	1,651,848	125,152	—
Expiring 06/17/20	BNP Paribas S.A.	ZAR	14,543	783,000	826,968	—	(43,968)
Expiring 06/17/20	Citibank, N.A.	ZAR	31,766	1,737,000	1,806,309	—	(69,309)
Expiring 06/17/20	Citibank, N.A.	ZAR	9,696	536,000	551,326	—	(15,326)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	47,347	2,946,970	2,692,325	254,645	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	33,705	1,830,000	1,916,563	—	(86,563)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	ZAR	14,048	740,000	798,819	—	(58,819)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	12,278	651,000	698,157	—	(47,157)
South Korean Won,
Expiring 06/17/20	Bank of America, N.A.	KRW	3,468,860	2,824,000	2,813,783	10,217	—
Expiring 06/17/20	Barclays Bank PLC	KRW	2,328,958	1,893,000	1,889,146	3,854	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	21,330,248	18,055,518	17,302,137	753,381	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	KRW	1,471,533	1,199,000	1,193,641	5,359	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	KRW	3,054,329	2,471,000	2,477,534	—	(6,534)
Swedish Krona,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	11,599	1,178,000	1,231,560	—	(53,560)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	SEK	11,173	1,137,000	1,186,321	—	(49,321)
Swiss Franc,
Expiring 07/15/20	BNP Paribas S.A.	CHF	2,029	2,091,000	2,112,896	—	(21,896)
Expiring 07/15/20	Citibank, N.A.	CHF	2,355	2,454,000	2,451,576	2,424	—
Expiring 07/15/20	Citibank, N.A.	CHF	1,317	1,362,000	1,370,683	—	(8,683)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	3,053	3,142,000	3,178,098	—	(36,098)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CHF	1,230	1,266,000	1,280,687	—	(14,687)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	CHF	1,858	1,918,000	1,934,742	—	(16,742)
Expiring 07/15/20	UBS AG	CHF	2,344	2,433,000	2,440,136	—	(7,136)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 06/17/20	Barclays Bank PLC	THB	55,696	$1,717,000	$1,750,767	$—	$(33,767)
Expiring 06/17/20	BNP Paribas S.A.	THB	187,270	5,889,000	5,886,691	2,309	—
Expiring 06/17/20	BNP Paribas S.A.	THB	13,472	428,572	423,487	5,085	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	180,022	5,710,000	5,658,868	51,132	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	THB	86,056	2,696,000	2,705,096	—	(9,096)
Turkish Lira,
Expiring 06/17/20	Barclays Bank PLC	TRY	18,341	2,898,000	2,674,025	223,975	—
Expiring 06/17/20	Barclays Bank PLC	TRY	17,977	2,651,000	2,620,894	30,106	—
Expiring 06/17/20	Barclays Bank PLC	TRY	16,482	2,404,000	2,403,010	990	—
Expiring 06/17/20	Barclays Bank PLC	TRY	13,735	2,006,000	2,002,492	3,508	—
Expiring 06/17/20	Barclays Bank PLC	TRY	10,385	1,455,000	1,514,079	—	(59,079)
Expiring 06/17/20	Barclays Bank PLC	TRY	4,324	687,742	630,429	57,313	—
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	TRY	14,026	2,144,000	2,044,885	99,115	—
Expiring 09/16/20	Barclays Bank PLC	TRY	23,880	3,353,000	3,362,899	—	(9,899)
Expiring 09/16/20	Barclays Bank PLC	TRY	20,141	2,850,000	2,836,340	13,660	—
Expiring 09/16/20	Barclays Bank PLC	TRY	18,370	2,591,000	2,586,973	4,027	—
				$599,285,223	$608,831,953	3,160,313	(12,707,043)
						$11,605,619	$(13,795,437)
Credit default swap agreements outstanding at May 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
ACIS CLO Ltd.	06/25/20	0.500%(M)		3,564	*	$1,485	$—	$1,485	Goldman Sachs International
Alcentra CLO	06/25/20	0.500%(M)	EUR	1,635	*	831	—	831	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Credit default swap agreements outstanding at May 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Alcentra CLO	06/25/20	0.500%(M)		341	*	$142	$—	$142	Goldman Sachs International
AMMC CLO Ltd.	06/25/20	0.500%(M)		44	*	18	—	18	Goldman Sachs International
Apollo Credit Management International Ltd.	06/25/20	1.000%(M)	EUR	2,266	*	2,304	—	2,304	Goldman Sachs International
Ares Management Corp.	06/25/20	1.000%(M)	EUR	331	*	336	—	336	Goldman Sachs International
Arrowmark CLO	06/25/20	1.000%(M)		817	*	681	—	681	Goldman Sachs International
Avoca CLO XI Ltd.	06/25/20	0.500%(M)	EUR	326	*	166	—	166	Goldman Sachs International
BlackRock CLO	06/25/20	0.500%(M)	EUR	1,394	*	708	—	708	Goldman Sachs International
BlackRock CLO	06/25/20	0.500%(M)	EUR	995	*	506	—	506	Goldman Sachs International
BlueMountain CLO	06/25/20	0.500%(M)		4,598	*	1,915	—	1,915	Goldman Sachs International
BlueMountain CLO	06/25/20	0.500%(M)	EUR	1,116	*	567	—	567	Goldman Sachs International
BlueMountain CLO	06/25/20	0.500%(M)	EUR	787	*	400	—	400	Goldman Sachs International
BlueMountain CLO	06/25/20	1.000%(M)	EUR	487	*	495	—	495	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Credit default swap agreements outstanding at May 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
BlueMountain CLO	06/25/20	0.500%(M)		173	*	$72	$—	$72	Goldman Sachs International
Canyon CLO	06/25/20	0.500%(M)		246	*	102	—	102	Goldman Sachs International
Carlyle CLO	06/25/20	0.500%(M)		572	*	238	—	238	Goldman Sachs International
Carlyle CLO	06/25/20	1.000%(M)	EUR	542	*	551	—	551	Goldman Sachs International
CIFC European Funding	06/25/20	0.500%(M)	EUR	2,163	*	1,100	—	1,100	Goldman Sachs International
Citigroup Commercial Mortgage Trust	06/26/20	1.250%(M)		457	*	523	—	523	Goldman Sachs International
COMM Mortgage Trust	06/26/20	1.250%(M)		1,426	4.550%	1,634	—	1,634	Goldman Sachs International
COMM Mortgage Trust	06/26/20	1.250%(M)		1,050	*	1,203	—	1,203	Goldman Sachs International
COMM Mortgage Trust	06/26/20	1.250%(M)		731	6.940%	838	—	838	Goldman Sachs International
COMM Mortgage Trust	06/26/20	1.250%(M)		508	*	582	—	582	Goldman Sachs International
COMM Mortgage Trust	06/26/20	1.250%(M)		506	*	580	—	580	Goldman Sachs International
Commerzbank CLO	06/25/20	1.000%(M)	EUR	1,493	*	1,517	—	1,517	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Credit default swap agreements outstanding at May 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Covenant	06/25/20	0.500%(M)		223	*	$93	$—	$93	Goldman Sachs International
CQS Investment Management Ltd.	06/25/20	1.000%(M)	EUR	375	*	381	—	381	Goldman Sachs International
CSAM CLO	06/25/20	1.000%(M)		3,816	*	3,179	—	3,179	Goldman Sachs International
CVC CLO	06/25/20	0.500%(M)	EUR	721	*	367	—	367	Goldman Sachs International
CVC CLO	06/25/20	0.500%(M)	EUR	706	*	359	—	359	Goldman Sachs International
CVC CLO	06/25/20	1.000%(M)	EUR	205	*	209	—	209	Goldman Sachs International
DFG CLO	06/25/20	0.500%(M)		813	*	339	—	339	Goldman Sachs International
Doubleline	06/25/20	0.500%(M)		169	*	71	—	71	Goldman Sachs International
Eagle RE Ltd.	06/26/20	1.250%(M)		2,148	*	224	—	224	Goldman Sachs International
Ellington CLO	06/25/20	1.000%(M)		2,035	*	1,695	—	1,695	Goldman Sachs International
Ellington CLO	06/25/20	1.000%(M)		960	*	800	—	800	Goldman Sachs International
Fair Oaks	06/25/20	0.500%(M)	EUR	1,436	*	730	—	730	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Credit default swap agreements outstanding at May 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GLG Silvermine CLO	06/25/20	0.500%(M)		685	*	$285	$—	$285	Goldman Sachs International
GS Mortgage Securities Trust	06/26/20	1.250%(M)		1,587	*	1,818	—	1,818	Goldman Sachs International
GS Mortgage Securities Trust	06/26/20	1.250%(M)		593	14.485%	680	—	680	Goldman Sachs International
GSAMP Home Equity	06/26/20	1.250%(M)		1,212	*	126	—	126	Goldman Sachs International
GSO CLO	06/25/20	0.500%(M)	EUR	663	*	337	—	337	Goldman Sachs International
GSO CLO	06/25/20	0.500%(M)	EUR	644	*	327	—	327	Goldman Sachs International
GSRPM Mortgage Loan Trust	06/26/20	1.250%(M)		589	*	61	—	61	Goldman Sachs International
Guggenheim CLO	06/25/20	0.500%(M)		2,138	*	891	—	891	Goldman Sachs International
Hayfin CLO	06/25/20	0.500%(M)	EUR	668	*	339	—	339	Goldman Sachs International
HPS CLO	06/25/20	0.500%(M)		86	*	36	—	36	Goldman Sachs International
ICG CLO	06/25/20	0.500%(M)		663	*	276	—	276	Goldman Sachs International
ICG CLO	06/25/20	1.000%(M)	EUR	317	*	322	—	322	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Credit default swap agreements outstanding at May 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Investcorp CLO	06/25/20	0.500%(M)	EUR	523	*	$266	$—	$266	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	06/26/20	1.250%(M)		1,363	28.104%	1,561	—	1,561	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	06/26/20	1.250%(M)		1,026	*	1,176	—	1,176	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	06/26/20	1.250%(M)		410	*	470	—	470	Goldman Sachs International
LCM CLO	06/25/20	0.500%(M)		1,546	*	644	—	644	Goldman Sachs International
Loomis Sayles & Company LP	06/25/20	0.500%(M)		106	*	44	—	44	Goldman Sachs International
MJX CLO	06/25/20	0.500%(M)		279	*	116	—	116	Goldman Sachs International
Morgan Stanley BAML Trust	06/26/20	1.250%(M)		732	*	839	—	839	Goldman Sachs International
Morgan Stanley Capital I Trust	06/26/20	1.250%(M)		674	*	772	—	772	Goldman Sachs International
Morgan Stanley Capital I Trust	06/26/20	1.250%(M)		416	46.339%	477	—	477	Goldman Sachs International
Oak Hill CLO	06/25/20	0.500%(M)	EUR	1,049	*	533	—	533	Goldman Sachs International
Oaktree CLO	06/25/20	0.500%(M)	EUR	589	*	299	—	299	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Credit default swap agreements outstanding at May 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
ONEX CLO	06/25/20	0.500%(M)		924	*	$385	$—	$385	Goldman Sachs International
ONEX CLO	06/25/20	1.000%(M)	EUR	306	*	312	—	312	Goldman Sachs International
Permira Advisers LLC	06/25/20	0.500%(M)	EUR	1,174	*	597	—	597	Goldman Sachs International
Pretium	06/25/20	0.500%(M)		9,979	*	4,157	—	4,157	Goldman Sachs International
Rothschild CLO	06/25/20	1.000%(M)	EUR	240	*	244	—	244	Goldman Sachs International
Sallie Mae Bank	06/26/20	1.750%(M)		38,976	*	9,474	(9,473)	18,947	Goldman Sachs International
Sallie Mae Bank	06/26/20	1.750%(M)		38,976	*	9,474	(9,473)	18,947	Goldman Sachs International
Saratoga CLO	06/25/20	0.500%(M)		8,686	*	3,618	—	3,618	Goldman Sachs International
Shenkman Capital	06/25/20	0.500%(M)		522	*	218	—	218	Goldman Sachs International
Shenkman Capital	06/25/20	0.500%(M)		86	*	36	—	36	Goldman Sachs International
Steele Creek	06/25/20	0.500%(M)		2,434	*	1,014	—	1,014	Goldman Sachs International
Steele Creek	06/25/20	0.500%(M)		748	*	311	—	311	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Credit default swap agreements outstanding at May 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
THL CLO	06/25/20	0.500%(M)		346	*	$144	$—	$144	Goldman Sachs International
Tikehau CLO	06/25/20	1.000%(M)	EUR	3,477	*	3,535	—	3,535	Goldman Sachs International
Wellfleet CLO	06/25/20	0.500%(M)		707	*	295	—	295	Goldman Sachs International
Wellfleet CLO	06/25/20	0.500%(M)		86	*	36	—	36	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	06/26/20	1.250%(M)		2,079	*	2,382	—	2,382	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	06/26/20	1.250%(M)		513	*	588	—	588	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	06/26/20	1.250%(M)		376	*	430	—	430	Goldman Sachs International
Wells Fargo Home Equity	06/26/20	1.250%(M)		866	*	90	—	90	Goldman Sachs International
WF-RBS Commercial Mortgage Trust	06/26/20	1.250%(M)		193	*	221	—	221	Goldman Sachs International
						$78,197	$(18,946)	$97,143

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	100	$(2,033)	$(1,553)	$(480)	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)	1,050	3	251	(248)	Credit Suisse International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Credit default swap agreements outstanding at May 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Argentina	06/20/21	5.000%(Q)	1,005	$674,113	$251,078	$423,035	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/22	5.000%(Q)	400	268,298	171,982	96,316	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	35	154	137	17	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	30	132	292	(160)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	44	108	(64)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	44	100	(56)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	43	36	7	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	5	22	20	2	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)	2,340	39,468	2,016	37,452	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	180	4,665	1,155	3,510	Citibank, N.A.
				$984,953	$425,622	$559,331

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	1,100	0.310%	$2,992	$585	$2,407	Citibank, N.A.
Boeing Co.	12/20/21	1.000%(Q)		3,100	3.427%	(107,091)	26,192	(133,283)	Bank of America, N.A.
Bombardier, Inc.	09/20/20	5.000%(Q)		2,000	37.158%	(164,520)	17,655	(182,175)	JPMorgan Chase Bank, N.A.
Carnival Corp.	06/20/20	1.000%(Q)		17,500	10.741%	(68,098)	2,532	(70,630)	Morgan Stanley & Co. International PLC
Carnival Corp.	06/20/20	1.000%(Q)		6,250	10.741%	(24,321)	904	(25,225)	Goldman Sachs International
Citigroup Inc.	06/20/20	1.000%(Q)		31,000	0.348%	75,213	12,702	62,511	Morgan Stanley & Co. International PLC
General Electric Co.	06/20/20	1.000%(Q)		5,810	1.462%	10,143	2,200	7,943	Bank of America, N.A.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Credit default swap agreements outstanding at May 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
General Electric Co.	06/20/20	1.000%(Q)	40	1.462%	$70	$14	$56	Goldman Sachs International
Hellenic Republic	06/20/20	1.000%(Q)	1,000	0.809%	2,144	70	2,074	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	100	1.610%	(1,616)	(6,047)	4,431	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	100	2.107%	(5,506)	(14,571)	9,065	Bank of America, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)	80	0.179%	203	(42)	245	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	115	1.188%	(629)	428	(1,057)	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.590%	1,453	951	502	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	6.343%	(79,137)	(31,957)	(47,180)	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	6.343%	(3,597)	(864)	(2,733)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	6.343%	(3,597)	(1,018)	(2,579)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	6.343%	(1,439)	(343)	(1,096)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	6.343%	(1,439)	(417)	(1,022)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	6.343%	(1,439)	(410)	(1,029)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5	6.343%	(720)	(173)	(547)	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)	2,340	6.548%	(445,286)	(178,464)	(266,822)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	180	6.549%	(37,660)	(15,474)	(22,186)	Citibank, N.A.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Credit default swap agreements outstanding at May 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Argentina	06/20/24	5.000%(Q)	1,005	386.088%	$(674,070)	$(393,822)	$(280,248)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)	400	386.088%	(268,287)	(201,156)	(67,131)	Citibank, N.A.
Republic of Colombia	12/20/26	1.000%(Q)	75	1.975%	(4,351)	(4,586)	235	Citibank, N.A.
Republic of Uruguay	06/20/21	1.000%(Q)	600	1.265%	(476)	(2,244)	1,768	Citibank, N.A.
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	15,000	14.008%	70,104	31,078	39,026	Morgan Stanley & Co. International PLC
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	7,500	14.008%	35,052	16,150	18,902	Goldman Sachs International
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	5,000	14.008%	23,367	10,766	12,601	BNP Paribas S.A.
Royal Caribbean Cruises Ltd.	06/20/20	5.000%(Q)	5,000	14.008%	23,368	7,724	15,644	Goldman Sachs International
					$(1,649,170)	$(721,637)	$(927,533)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	33,200	$(329,285)	$127,179	$456,464

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2020(4)	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	37,973	5.522%	$(1,507,558)	$(371,781)	$1,135,777
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	23,739	5.475%	(1,382,740)	(228,864)	1,153,876

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Credit default swap agreements outstanding at May 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2020(4)	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
iTraxx.EUR.33.V1	06/20/25	1.000%(Q)	EUR	55,000	0.723%	$453,555	$972,462	$518,907
iTraxx.XO.32.V1	12/20/24	5.000%(Q)	EUR	5,000	4.080%	106,560	260,253	153,693
						$(2,330,183)	$632,070	$2,962,253

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	10,477	*	$(4,136)	$(3,377)	$(759)	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(Q)	5,000	*	(130,705)	84,125	(214,830)	Morgan Stanley & Co. International PLC
					$(134,841)	$80,748	$(215,589)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at May 31, 2020:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
539	3 Month LIBOR(Q)	EUR	500	(2.16)%(A)	JPMorgan Chase Bank, N.A.	03/21/23	$(18,337)	$—	$(18,337)
Interest rate swap agreements outstanding at May 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	9,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(46)	$207,062	$207,108
BRL	30,765	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	83,944	83,944
BRL	6,347	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	67,820	67,820
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	77,850	77,850
BRL	26,717	01/04/27	6.225%(T)	1 Day BROIS(2)(T)	—	(107,616)	(107,616)
BRL	5,913	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	41,009	41,009

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Interest rate swap agreements outstanding at May 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	8,860	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(36)	$71,047	$71,083
CNH	30,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(96)	239,240	239,336
CNH	28,600	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(21)	225,095	225,116
CNH	31,000	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(19)	222,749	222,768
CNH	70,650	02/13/25	2.570%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(53)	324,455	324,508
COP	6,516,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	104,357	104,357
COP	7,607,250	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	127,299	127,299
COP	4,604,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	90,254	90,254
COP	3,221,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	63,815	63,815
COP	4,701,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	92,514	92,514
EUR	2,870	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,275)	(6,257)	18
EUR	7,170	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(92,446)	(179,603)	(87,157)
GBP	1,280	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(9,325)	(12,613)	(3,288)
GBP	1,340	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(42,477)	(62,033)	(19,556)
GBP	375	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(10,533)	(22,336)	(11,803)
GBP	835	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(19,112)	(57,986)	(38,874)
GBP	366	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(22,367)	(22,367)
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(170,895)	(298,648)	(127,753)
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(6,125)	(27,388)	(21,263)
HUF	162,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	10,488	10,488
HUF	2,548,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	171,384	171,384
HUF	730,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	92,689	92,689

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Interest rate swap agreements outstanding at May 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	3,500	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	$—	$177,765	$177,765
	53,580	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(15,649)	(15,649)
	57,482	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(252,695)	(252,695)
	42,755	12/15/21	1.554%(S)	3 Month LIBOR(2)(Q)	—	843,015	843,015
	57,135	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(355,059)	(355,059)
	93,985	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	37,261	(11,193,435)	(11,230,696)
	5,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(512,785)	(512,785)
	3,661	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	102,303	138,330	36,027
	6,755	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	182,224	182,224
	4,300	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(389,253)	(389,253)
	2,208	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(32,684)	(310,737)	(278,053)
ZAR	47,000	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,220)	97,885	100,105
ZAR	65,500	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(20,785)	137,938	158,723
ZAR	35,600	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	1,030	98,421	97,391
ZAR	37,400	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(355)	137,230	137,585
ZAR	24,800	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(245)	97,683	97,928
ZAR	85,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	206,792	206,792
ZAR	7,700	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(167)	73,322	73,489
ZAR	16,300	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(74)	114,622	114,696
ZAR	35,900	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(772)	364,294	365,066
					$(274,167)	$(8,843,868)	$(8,569,701)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).